United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534 New York, NY   10169
(Address of principal executive offices)	(Zip code)

Eric Rubin, President, 230 Park Avenue, Suite 534 New York, NY   10169
(Name and address of agent for service)

with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:    (212) 488-1331

Date of fiscal year end:     10/31/2014

Date of reporting period:    04/30/2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

The American Independence Funds
Semi-Annual Report – April 30, 2014 (Unaudited)

Stock Fund
Schedule of Portfolio Investments	1
Risk-Managed Allocation Fund
Schedule of Portfolio Investments	3
International Alpha Strategies Fund
Schedule of Portfolio Investments	4
Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	8
Boyd Watterson Short-Term Enhanced Bond Fund
Schedule of Portfolio Investments	15
Boyd Watterson Core Plus Fund
Schedule of Portfolio Investments	19
U.S. Inflation-Indexed Fund
Schedule of Portfolio Investments	23

Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	34
Notes to Financial Statements	44

Additional Fund Information
Portfolio Summaries	54
Table of Shareholder Expenses	56

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.6%
Consumer Discretionary — 15.2%
Amazon.com, Inc. (a)	8,900	2,706,757
Best Buy Co., Inc.	97,000	2,515,210
Dick's Sporting Goods, Inc.	37,000	1,948,420
Ford Motor Co.	176,000	2,842,400
General Motors Co.	79,000	2,723,920
Staples, Inc.	153,000	1,912,500
Target Corp.	34,800	2,148,900
Toll Brothers, Inc. (a)	60,000	2,054,400
Wausau Paper Corp.	130,709	1,563,280
		20,415,787
Consumer Staples — 11.4%
Avon Products, Inc.	137,300	2,097,944
Costco Wholesale Corp.	18,000	2,082,240
Energizer Holdings, Inc.	27,400	3,060,306
GNC Holdings, Inc., Class A	43,000	1,935,000
JM Smucker Co. (The)	27,600	2,668,368
Wal-Mart Stores, Inc.	43,000	3,427,530
		15,271,388
Energy — 10.9%
Cameron International Corp. (a)	50,000	3,248,000
Chevron Corp.	21,600	2,711,232
HollyFrontier Corp.	38,500	2,024,715
Occidental Petroleum Corp.	41,500	3,973,625
Peabody Energy Corp.	140,000	2,661,400
		14,618,972
Financials — 22.5%
ACE Ltd. (b)	34,600	3,540,272
Aflac, Inc.	57,800	3,625,216
American International Group, Inc.	70,400	3,740,352
Citigroup, Inc.	70,700	3,387,237
Discover Financial Services	59,000	3,298,100
Goldman Sachs Group, Inc. (The)	20,300	3,244,346
JPMorgan Chase & Co.	53,100	2,972,538
Loews Corp.	75,000	3,297,750
SLM Corp.	120,000	3,090,000
		30,195,811
Health Care — 9.0%
Abbott Laboratories	86,100	3,335,514
Aetna, Inc.	28,500	2,036,325
DaVita HealthCare Partners, Inc. (a)	46,000	3,187,800
Valeant Pharmaceuticals International, Inc. (a) (b)	26,900	3,596,799
		12,156,438
Industrials — 8.5%
D.R. Horton, Inc.	91,400	2,036,392
Deere & Co.	33,800	3,154,892
General Electric Co.	134,400	3,614,016
Triumph Group, Inc.	41,600	2,696,096
		11,501,396
Information Technology — 12.4%
Apple, Inc.	4,000	2,360,360
Cisco Systems, Inc.	121,100	2,798,621
Cognizant Technology Solutions Corp., Class A (a)	39,600	1,897,038

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Information Technology — 12.4% (continued)
International Business Machines Corp.	16,700	3,281,049
Microsoft Corp.	82,900	3,349,160
NCR Corp. (a)	100,000	3,051,000
		16,737,228
Materials — 5.5%
Celanese Corp.	44,000	2,702,920
Freeport-McMoRan Copper & Gold, Inc.	65,500	2,251,235
Mosaic Co. (The)	48,200	2,411,928
		7,366,083
Transportation — 2.2%
American Airlines Group, Inc. (a)	67,700	2,374,239
Knightsbridge Tankers Ltd. (b)	49,000	585,550
		2,959,789
Total Common Stocks (Cost $117,587,064)		131,222,892

Investment Companies — 1.5%
ProShares UltraPro Short S&P 500 (a)	37,000	2,014,280
Total Investment Companies (Cost $2,032,062)		2,014,280

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	698,359	698,359
Total Short-Term Investments (Cost $698,359)		698,359

Total Investments (Cost $120,317,485(d)) — 99.6%		$133,935,531

Other assets in excess of liabilities — 0.4%		539,627

NET ASSETS — 100.0%		$134,475,158

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/14.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$131,222,892	$—	$—	$131,222,892
Investment Companies	2,014,280	—	—	2,014,280
Short-Term Investments	698,359	—	—	698,359
Total Investments	$133,935,531	$—	$—	$133,935,531

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Risk-Managed Allocation Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.3%
International Equity Exchange Traded Products — 27.5%
iShares MSCI EMU ETF	46,288	1,992,699
iShares MSCI Europe Financials ETF	77,440	2,001,824
iShares MSCI Japan ETF	131,491	1,456,920
		5,451,443
U.S. Alternatives Exchange Traded Products — 11.8%
iShares Mortgage Real Estate Capped ETF	125,444	1,564,287
SPDR Gold Shares (a)	6,156	764,698
		2,328,985
U.S. Equity Exchange Traded Products — 45.9%
iShares U.S. Healthcare ETF	18,766	2,289,827
iShares U.S. Industrials ETF	15,765	1,594,787
iShares U.S. Preferred Stock ETF	60,627	2,397,798
iShares U.S. Technology ETF	22,271	2,023,989
PowerShares Water Resources Portfolio	29,854	773,517
		9,079,918
U.S. Fixed Income Exchange Traded Products — 12.1%
iShares iBoxx $High Yield Corporate Bond Fund	12,755	1,203,307
PowerShares Build America Bond Portfolio	41,001	1,189,849
		2,393,156
Total Exchange Traded Products (Cost $18,886,573)		19,253,502

Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Federated Government Obligations Fund, Institutional Shares, 0.01% (b)	518,386	518,386
Total Short-Term Investments (Cost $518,386)		518,386

Total Investments (Cost $19,404,959(c)) — 99.9%		$19,771,888

Other assets in excess of liabilities — 0.1%		17,653

NET ASSETS — 100.0%		$19,789,541

(a)	Non-income producing security.
(b)	Represents the 7 day yield at 4/30/14.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$19,253,502	$—	$—	$19,253,502
Short-Term Investments	518,386	—	—	518,386
Total Investments	$19,771,888	$—	$—	$19,771,888

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9%
Australia — 4.6%
Australia & New Zealand Banking Group Ltd.	10,000	319,374
Coca-Cola Amatil, Ltd.	58,600	502,224
Commonwealth Bank of Australia	15,200	1,111,164
CSL, Ltd.	15,000	951,033
		2,883,795
Austria — 0.4%
Telekom Austria AG	25,000	247,851

Belgium — 2.4%
Anheuser-Busch InBev NV	5,400	587,321
KBC Groep NV	15,300	931,535
		1,518,856
Brazil — 0.9%
Ultrapar Participacoes SA	23,300	583,595

Canada — 0.8%
Toronto-Dominion Bank (The)	10,700	514,563

Chile — 1.0%
Sociedad Quimica y Minera de Chile SA - ADR	19,700	628,430

China — 0.6%
AviChina Industry & Technology Co., Ltd., Class H	500,000	266,997
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	100,000	100,607
		367,604
Denmark — 1.6%
Coloplast A/S, Class B	12,100	1,014,646

Finland — 1.0%
Nokia OYJ - ADR (a)	79,300	594,750

France — 8.5%
AXA SA	28,400	739,337
BNP Paribas SA	8,300	622,730
Eurazeo	7,000	589,351
Renault SA	10,100	982,411
Sanofi	8,000	865,447
Suez Environnement Co.	22,000	431,642
Total SA	9,700	692,396
Vinci SA	5,000	376,733
		5,300,047
Germany — 13.0%
Allianz SE	4,700	813,637
BASF SE	5,900	682,525
Bayerische Motoren Werke AG	4,300	537,679
Continental AG	2,400	561,897
Daimler AG	13,600	1,258,358
Deutsche Telekom AG	40,000	670,272
Fuchs Petrolub AG	7,000	643,608
Henkel AG & Co. KGaA	6,000	615,474
Hugo Boss AG	4,900	679,423
Merck KGaA	2,200	370,785
SAP AG	6,000	482,862
Siemens AG	6,000	790,349
		8,106,869

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Ireland — 1.0%
Alkermes PLC (a)	13,300	615,258

Israel — 0.9%
Check Point Software Technologies Ltd. (a)	8,900	570,134

Italy — 1.0%
Enel SpA	115,000	649,626

Japan — 13.8%
East Japan Railway Co.	8,400	612,875
Honda Motor Co., Ltd.	10,100	334,195
Ibiden Co., Ltd.	33,000	594,743
LIXIL Group Corp.	18,800	497,469
Makita Corp.	9,800	519,981
Mizuho Financial Group, Inc.	132,500	259,422
Nidec Corp.	9,600	546,585
Nomura Holdings, Inc.	61,100	351,706
NTT DOCOMO, Inc.	62,400	990,825
Ricoh Co., Ltd.	77,700	893,759
Shin-Etsu Chemical Co., Ltd.	11,600	681,124
SoftBank Corp.	8,100	601,850
Sumitomo Corp.	56,300	731,376
Sumitomo Mitsui Financial Group, Inc.	10,000	394,812
Tokyo Electron Ltd.	10,000	568,086
		8,578,808
Mexico — 1.0%
Cemex SAB de CV - ADR (a)	49,920	630,989

Netherlands — 4.5%
ASML Holding NV	7,000	576,830
ING Groep NV (a)	81,700	1,159,456
Koninklijke KPN NV (a)	308,000	1,094,143
		2,830,429
Norway — 0.7%
Statoil ASA	15,000	454,324

South Africa — 0.9%
Sasol Ltd.	9,800	549,305

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	54,039	662,750
Banco Santander SA	65,000	645,944
		1,308,694
Sweden — 2.6%
Hennes & Mauritz AB, Class B	12,000	487,594
Swedbank AB	42,300	1,120,964
		1,608,558
Switzerland — 12.6%
Adecco SA	5,000	417,660
Credit Suisse Group AG	28,600	906,560
Lonza Group AG	8,800	918,978
Nestle SA	10,300	794,872
Novartis AG	5,000	433,277
Roche Holding AG	3,800	1,113,458

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Switzerland — 12.6% (continued)
Swiss Re AG (a)	5,500	480,040
Syngenta AG	1,900	752,232
Tyco International Ltd.	18,200	744,380
UBS AG	60,700	1,268,461
		7,829,918
United Kingdom — 20.0%
ARM Holdings PLC	40,400	608,183
Associated British Foods PLC	16,000	802,702
AstraZeneca PLC	10,000	787,572
BP PLC	143,100	1,206,274
BT Group PLC	238,900	1,486,570
Bunzl PLC	20,000	567,714
Carnival PLC	20,200	807,045
GKN PLC	144,400	936,332
GlaxoSmithKline PLC	15,000	413,374
Next PLC	11,400	1,255,116
Persimmon PLC (a)	20,000	443,093
Reed Elsevier PLC	24,500	360,756
Rio Tinto PLC	11,700	637,059
Rolls-Royce Holdings PLC	32,700	579,787
Royal Dutch Shell PLC, Class A	19,600	776,785
Vodafone Group PLC	209,618	792,705
		12,461,067
United States — 1.0%
Schlumberger Ltd.	6,100	619,455
Total Common Stocks (Cost $53,008,271)		60,467,571

Short-Term Investment — 2.7%
Money Market Fund — 2.7%
Dreyfus Treasury & Cash Management, Institutional Shares, 0.00% (b)	1,661,642	1,661,642
Total Short-Term Investments (Cost $1,661,642)		1,661,642

Total Investments (Cost $54,669,913(c)) — 99.6%		$62,129,213

Other assets in excess of liabilities — 0.4%		232,105

NET ASSETS — 100.0%		$62,361,318

(a)	Non-income producing security.
(b)	Represents the 7 day yield at 4/30/14.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2014 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$60,467,571	$—	$—	$60,467,571
Short-Term Investments	1,661,642	—	—	1,661,642
Total Investments	$62,129,213	$—	$—	$62,129,213

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.1%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,399,145
5.15%, 12/01/36, Callable 12/01/22	500,000	525,100
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15	830,000	832,241
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	661,752
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	303,321
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	169,818
4.60%, 9/01/30, Callable 9/01/20	500,000	565,095
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	507,805
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/02/14	1,195,000	1,196,601
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	100,169
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	911,716
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	883,430
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-refunded 10/01/16 @ 100	1,000,000	1,092,070
City of Hiawatha, GO UT, 4.60%, 10/01/26, Pre-refunded 10/01/14 @ 100	300,000	305,349
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,044,110
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	389,575
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	641,421
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	257,036
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	602,307
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	483,317
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	622,986
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,053,430
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	448,468
4.10%, 11/01/26, Callable 11/01/18	415,000	439,585
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	660,897
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,399,252
5.25%, 9/01/25, Callable 9/01/19	540,000	589,334
4.00%, 9/01/28, Callable 9/01/21	250,000	253,000
5.00%, 9/01/29, Callable 9/01/17	810,000	850,613
4.00%, 9/01/30, Callable 9/01/21	450,000	451,116
5.00%, 9/01/30, Callable 9/01/19	750,000	798,540
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	560,000	407,607
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,638,395
City of Overland Park, GO UT, 5.00%, 9/01/19, Callable 6/02/14	630,000	631,802
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	548,135
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	580,202
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	747,494
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	507,590
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	480,470
5.00%, 10/01/23, Callable 4/01/16	570,000	591,700
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,723,058
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,282,922
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,207,104
City of Topeka, GO UT,
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,015,540
4.50%, 8/15/30, Callable 8/15/19	450,000	467,312
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	674,524

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.1% (continued)
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/02/14	900,000	901,188
City of Wichita KS Water & Sewer Utility Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,042,148
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @ 101	405,000	439,409
4.00%, 6/01/24, Callable 6/01/16 @ 101	150,000	159,077
4.00%, 6/01/24, Callable 6/01/17 @ 101	180,000	194,161
4.00%, 6/01/25, Callable 6/01/17 @ 101	820,000	879,393
4.00%, 6/01/26, Callable 6/01/20 @ 101	475,000	505,419
2.50%, 10/01/26, Callable 10/01/21	405,000	376,970
4.00%, 6/01/27, Callable 6/01/20 @ 101	780,000	826,379
2.50%, 10/01/27, Callable 10/01/21	1,335,000	1,228,948
4.00%, 12/01/29, Callable 12/01/20 @ 101	250,000	265,478
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	229,614
4.75%, 11/15/24, Pre-refunded 11/15/19 @ 100	810,000	956,213
5.25%, 11/15/24, Pre-refunded 11/15/19 @ 100	2,150,000	2,595,179
5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	3,070,000	3,734,594
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-refunded 4/01/16 @ 100	680,000	727,233
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,149,080
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,003,298
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,069,700
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,051,310
5.00%, 10/01/29, Callable 10/01/19	750,000	825,105
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,046,570
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17 @ 101	500,000	530,960
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 @ 101	780,000	822,416
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 10/01/14	500,000	508,585
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	226,755
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ 100	1,975,000	2,096,383
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	253,735
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	277,233
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,221,070
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	352,598
County of Franklin, COP, 4.75%, 9/01/21, Callable 6/02/14	750,000	750,832
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	545,375
3.00%, 9/01/30, Callable 9/01/22	800,000	740,640
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	567,635
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29 †	40,000	40,130
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-refunded 8/01/15 @ 100	500,000	529,680
5.25%, 8/01/31, Pre-refunded 8/01/15 @ 100	500,000	531,225
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,693,808
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,898,420
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	727,902
Cowley County Unified School District No. 465 Winfield, GO UT, NATL-RE, 5.25%, 10/01/15, Callable 6/02/14	50,000	50,166
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,507,644
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	258,933

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.1% (continued)
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,495,229
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	485,833
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17	200,000	202,926
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Pre-refunded 9/01/15 @ 100	795,000	831,618
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18, Callable 6/02/14	635,000	636,924
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,866,447
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14	1,700,000	1,719,346
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,615,510
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,739,565
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	355,306
4.00%, 9/01/22, Callable 9/01/19	415,000	447,980
4.50%, 9/01/22, Callable 9/01/18	100,000	109,604
4.00%, 9/01/24, Callable 9/01/20	500,000	540,855
4.75%, 9/01/24, Callable 9/01/18	790,000	873,977
4.88%, 9/01/25, Callable 9/01/18	200,000	221,328
4.50%, 9/01/27, Callable 9/01/21	955,000	1,043,910
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16	1,070,000	1,134,114
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL,
5.00%, 10/01/23, Pre-refunded 10/01/14 @ 100	700,000	713,755
5.00%, 10/01/23, Callable 10/01/14	380,000	387,026
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,405,096
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,058,400
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	623,700
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	330,619
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,529,165
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,533,193
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	756,375
4.00%, 10/01/20	250,000	269,605
4.00%, 11/01/27, Callable 11/01/19	765,000	796,755
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,257,212
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,252,898
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,655,975
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,206,781
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 6/02/14	135,000	135,342
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	111,892
5.25%, 11/01/28, Callable 11/01/18	305,000	341,231
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/16, Callable 5/01/15	205,000	214,047
5.25%, 11/01/21, Callable 11/01/17	250,000	280,843

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.1% (continued)
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,324,812
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC, 5.00%, 4/01/15	250,000	260,710
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	200,000	210,842
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/02/14	930,000	933,153
4.00%, 3/01/16	700,000	746,368
5.00%, 6/01/18, Callable 6/02/14	1,000,000	1,002,640
5.00%, 6/01/21, Callable 6/02/14	1,235,000	1,237,902
4.00%, 4/01/24, Callable 4/01/20	230,000	243,637
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,556,823
5.00%, 4/01/29, Callable 4/01/20	650,000	705,926
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.00%, 5/01/21, Callable 5/01/15	2,090,000	2,166,996
5.00%, 10/01/21, Callable 6/02/14	205,000	208,514
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,137,540
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,478,451
5.00%, 11/15/22, Callable 11/15/15	500,000	518,545
5.00%, 11/15/22, Callable 11/15/17	260,000	284,859
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,121,590
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,214,939
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,685,085
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,585,170
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,056,760
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,434,171
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,090,790
5.25%, 11/15/30, Callable 11/15/19	250,000	270,768
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,652,955
5.00%, 5/15/35, Callable 5/15/19	330,000	342,154
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,947,356
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	356,937
5.00%, 10/01/16	1,585,000	1,750,094
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,429,880
4.63%, 10/01/26, Callable 10/01/18	300,000	325,779
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,049,123
5.00%, 11/01/21, Callable 11/01/16	500,000	551,780
5.00%, 11/01/22, Callable 11/01/16	200,000	220,554
4.38%, 11/01/26, Callable 11/01/16	650,000	691,379
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	215,688
4.00%, 3/01/27, Callable 3/01/19	775,000	819,167
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,015,060
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	218,944
Kansas Rural Water Finance Authority, Water, Revenue Bonds,
3.75%, 9/01/30, Callable 3/01/21	250,000	240,518
4.10%, 9/01/34, Callable 3/01/21	270,000	263,075
Kansas State Department of Transportation, Transportation, Revenue Bonds,
4.30%, 9/01/21, Callable 9/01/18	575,000	638,555
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,569,562
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,060,720
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	399,015

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.1% (continued)
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	565,440
4.75%, 3/01/25, Callable 9/01/19	535,000	585,953
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,503,087
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	469,912
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	255,775
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	529,540
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,025,410
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC, 4.50%, 12/01/31, Callable 12/01/17	20,000	20,611
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	838,524
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	900,000	939,258
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,364,663
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	454,226
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,090,780
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	145,000	144,642
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,060,472
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,012,160
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	369,400
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	645,328
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,090,130
5.00%, 9/01/25, Pre-refunded 9/01/17 @ 100	200,000	225,864
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	549,000
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,150,720
5.00%, 9/01/27, Pre-refunded 9/01/18 @ 100	1,350,000	1,551,271
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-refunded 8/01/14 @ 100	500,000	504,655
5.00%, 8/01/23, Callable 8/01/18	390,000	435,798
5.00%, 8/01/24, Callable 8/01/18	100,000	111,657
5.25%, 8/01/26, Callable 8/01/18	180,000	201,478
5.25%, 8/01/28, Callable 8/01/18	800,000	894,080
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT, 5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,149,120
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,099,190
5.00%, 11/01/23, Callable 11/01/17	200,000	214,596
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	838,728
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Callable 10/01/18	250,000	265,363
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE, 5.00%, 9/01/19, Callable 9/01/17	500,000	544,770
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	894,028

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.1% (continued)
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,575,004
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,173,706
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/24, Callable 9/01/15	470,000	493,035
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	886,848
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,185,756
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	967,051
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 6/02/14	1,975,000	1,981,715
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,153,540
4.00%, 8/01/30, Callable 8/01/20	500,000	527,945
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	75,000	75,557
5.00%, 12/01/21, Callable 6/01/16	545,000	553,982
4.88%, 10/01/28, Callable 10/01/16	475,000	459,928
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	527,940
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,441,765
Total Municipal Bonds (Cost $185,309,201)		193,296,114

	Shares
Short-Term Investments — 2.6%
Money Market Fund — 2.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	5,197,640	5,197,640
Total Short-Term Investments (Cost $5,197,640)		5,197,640

Total Investments (Cost $190,506,841(b)) — 99.7%		$198,493,754

Other assets in excess of liabilities — 0.3%		682,062

NET ASSETS — 100.0%		$199,175,816

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/14.
(a)	Represents the 7 day yield at 4/30/14.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2014 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$193,296,114	$—	$193,296,114
Short-Term Investments	5,197,640	—	—	5,197,640
Total Investments	$5,197,640	$193,296,114	$—	$198,493,754

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 3.8%
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.45%, 1/15/21, Callable 11/15/15, Demand Date 5/15/14 † (a) (b)	435,569	435,328
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	340,000	340,925
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.71%, 3/25/27, Demand Date 5/27/14 † (a)	5,692	5,397
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.83%, 2/25/33, Callable 12/25/25 †	17,523	16,896
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.44%, 8/25/33, Demand Date 5/27/14 † (a)	9,032	8,289
Total Asset-Backed Securities (Cost $807,863)		806,835

Collateralized Mortgage Obligations — 5.3%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.75%, 7/20/32, Callable 5/20/14 †	493	451
Freddie Mac REMICS, Series 2611, Class HD, 5.00%, 5/15/23	183,764	200,688
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	134,652	135,405
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 8/25/27 †	183,809	186,819
Series 2012-2, Class A2, 3.50%, 4/25/42 †	307,067	314,203
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 3/25/26	306,327	295,157
Total Collateralized Mortgage Obligations (Cost $1,137,506)		1,132,723

Commercial Mortgage-Backed Securities — 1.8%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 8/15/46	378,813	380,101
Total Commercial Mortgage-Backed Securities (Cost $378,807)		380,101

Corporate Bonds — 73.0%
Consumer Discretionary — 7.6%
H.J. Heinz Co., 3.25%, 3/26/19, Callable 6/07/14	223,313	223,749
Jarden Corp., 7.50%, 5/01/17	150,000	173,062
L Brands, Inc., 6.90%, 7/15/17	250,000	285,625
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	500,000	541,687
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16 (c)	250,000	278,750
Time Warner Cable, Inc., 5.85%, 5/01/17	100,000	113,364
		1,616,237
Energy — 7.3%
Energy Transfer Partners LP, 6.13%, 2/15/17	300,000	335,265
Enterprise Products Operating LLC, 3.20%, 2/01/16	400,000	416,731
Peabody Energy Corp., 7.38%, 11/01/16	250,000	281,875
Petrobras International Finance Co., 3.88%, 1/27/16 (c)	500,000	516,063
		1,549,934
Financials — 42.9%
Air Lease Corp., 5.63%, 4/01/17	200,000	221,000
Bank of America Corp., 5.75%, 8/15/16	425,000	465,657
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16 (c)	450,000	456,349
Capital One Financial Corp., 1.00%, 11/06/15	450,000	451,185
CIT Group, Inc., 5.00%, 5/15/17	250,000	267,813
Citigroup, Inc., 5.85%, 8/02/16	375,000	413,154
CNA Financial Corp., 6.50%, 8/15/16	200,000	224,885
Corp Andina de Fomento, 3.75%, 1/15/16 (c)	250,000	262,475
DDR Corp., 7.50%, 4/01/17	250,000	288,706
Duke Realty LP, 5.95%, 2/15/17	244,000	271,248
E*TRADE Financial Corp., 6.75%, 6/01/16	250,000	271,563

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 73.0% (continued)
Financials — 42.9% (continued)
First Tennessee Bank NA, 5.65%, 4/01/16	250,000	267,005
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	500,000	511,616
General Electric Capital Corp., 2.30%, 4/27/17	400,000	412,850
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	254,375
Goldman Sachs Group, Inc. (The), 1.34%, 11/15/18 †	450,000	455,067
Hartford Financial Services Group, Inc., 5.38%, 3/15/17	300,000	332,000
HCP, Inc., 6.00%, 1/30/17	250,000	281,272
Health Care REIT, Inc., 3.63%, 3/15/16	250,000	262,528
Healthcare Realty Trust, Inc., 6.50%, 1/17/17	280,000	315,482
Highwoods Realty LP, 5.85%, 3/15/17	350,000	389,467
International Lease Finance Corp., 5.75%, 5/15/16	250,000	269,688
Jefferies Group LLC, 5.50%, 3/15/16	325,000	347,027
Lazard Group LLC, 6.85%, 6/15/17	125,000	142,065
Morgan Stanley, 4.75%, 3/22/17	400,000	436,646
PNC Bank NA, 1.30%, 10/03/16, Callable 9/03/16	300,000	302,805
Unum Group, 7.13%, 9/30/16	135,000	153,772
Willis North America, Inc., 6.20%, 3/28/17	290,000	319,983
Zions Bancorp, 4.00%, 6/20/16	100,000	104,010
		9,151,693
Health Care — 2.2%
Boston Scientific Corp., 5.13%, 1/12/17	200,000	218,855
Express Scripts Holding Co., 3.13%, 5/15/16	250,000	262,116
		480,971
Industrials — 6.7%
CNH Capital LLC, 6.25%, 11/01/16	200,000	220,000
Joy Global, Inc., 6.00%, 11/15/16	200,000	221,908
L-3 Communications Corp., 3.95%, 11/15/16	250,000	266,787
Masco Corp., 6.13%, 10/03/16	250,000	276,875
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	200,000	222,500
RR Donnelley & Sons Co., 8.60%, 8/15/16	200,000	230,000
		1,438,070
Information Technology — 2.1%
Hewlett-Packard Co., 3.00%, 9/15/16	425,000	444,139

Materials — 2.4%
ArcelorMittal, 4.25%, 2/25/15 (c)	175,000	178,937
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	300,000	336,050
		514,987
Telecommunication Services — 0.8%
Sprint Communications, Inc., 6.00%, 12/01/16	150,000	164,625

Utilities — 1.0%
Dominion Resources, Inc., 7.50%, 6/30/66, Callable 6/30/16 †	200,000	217,500
Total Corporate Bonds (Cost $15,461,110)		15,578,156

U.S. Government Agency Pass-Through Securities — 8.9%
Federal National Mortgage Association — 2.3%
5.00%, Pool #981257, 5/01/23	251,309	273,342
4.50%, Pool #AL0802, 4/01/25	205,200	219,926
		493,268
Government National Mortgage Association — 6.6%
6.50%, Pool #781931, 5/15/35	958,579	1,106,260
6.00%, Pool #677226, 8/15/38	258,000	290,477
		1,396,737

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 8.9% (continued)
Small Business Administration — 0.0% (d)
4.48%, Pool #502966, 5/25/15, Demand Date 7/01/14 † (a)	2,467	2,462
Total U.S. Government Agency Pass-Through Securities (Cost $1,852,769)		1,892,467

	Shares
Investment Companies — 3.6%
PowerShares Senior Loan Portfolio	16,000	395,840
SPDR Barclays Short Term High Yield Bond ETF	12,000	371,520
Total Investment Companies (Cost $771,480)		767,360

Preferred Stocks — 1.6%
Financials — 1.6%
JPMorgan Chase Capital XXIX, 6.70%	8,000	208,640
Raymond James Financial, Inc., 6.90%	5,000	131,350
Total Preferred Stocks (Cost $337,376)		339,990

Short-Term Investments — 1.1%
Money Market Fund — 1.1%
Dreyfus Treasury & Cash Management, Institutional Shares, 0.00% (e)	239,326	239,326
Total Short-Term Investments (Cost $239,326)		239,326

Total Investments (Cost $20,986,237(f)) — 99.1%		$21,136,958

Other assets in excess of liabilities — 0.9%		193,809

NET ASSETS — 100.0%		$21,330,767

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/14.
(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $776,253, or 3.64% of net assets.

(c)	Foreign security incorporated outside the United States.
(d)	Amount rounds to less than 0.05%.
(e)	Represents the 7 day yield at 4/30/14.
(f)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
LP — Limited Partnership
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2014 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$806,835	$—	$806,835
Collateralized Mortgage Obligations	—	1,132,723	—	1,132,723
Commercial Mortgage Backed Securities	—	380,101	—	380,101
Corporate Bonds	—	15,578,156	—	15,578,156
U.S. Government Agencies	—	1,892,467	—	1,892,467
Investment Companies	767,360	—	—	767,360
Preferred Stocks	339,990	—	—	339,990
Short-Term Investments	239,326	—	—	239,326
Total Investments	$1,346,676	$19,790,282	$—	$21,136,958

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.5%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.54%, 6/25/34, Callable 5/25/15 †	44,133	45,513
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.65%, 4/25/24, Demand Date 5/25/14 † (a)	41,460	43,026
Series 2002-44, Class FJ, 1.15%, 4/25/32, Demand Date 5/25/14 † (a)	43,804	45,066
Series 2002-60, Class FV, 1.15%, 4/25/32, Demand Date 5/25/14 † (a)	31,428	32,323
Series 2002-66, Class FG, 1.15%, 9/25/32, Demand Date 5/25/14 † (a)	36,488	37,529
Series 2002-69, Class FA, 1.15%, 10/25/32, Demand Date 5/25/14 † (a)	31,184	32,072
Series 2003-106, Class FA, 1.05%, 11/25/33, Demand Date 5/25/14 † (a)	20,403	20,905
Series 2007-88, Class FW, 0.70%, 9/25/37, Demand Date 5/25/14 † (a)	30,356	30,618
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 5/25/19	66,764	77,853
Freddie Mac REMICS, Series 1382, Class KA, 1.30%, 10/15/22, Demand Date 5/25/14 † (a)	38,426	39,418
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.60%, 3/25/18, Demand Date 5/25/14 † (a)	28,410	27,990
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.12%, 3/25/33, Callable 5/25/14 †	57,791	58,246
Total Collateralized Mortgage Obligations (Cost $477,069)		490,559

Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.94%, 6/10/46 †	190,656	206,513
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	160,608	162,594
Total Commercial Mortgage-Backed Securities (Cost $359,079)		369,107

Corporate Bonds — 46.9%
Consumer Discretionary — 5.4%
Constellation Brands, Inc., 7.25%, 5/15/17	910,000	1,053,325
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	1,000,000	1,095,000
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20, Callable 4/15/15 (b)	725,000	716,300
Hertz Corp. (The), 6.75%, 4/15/19, Callable 4/15/15	975,000	1,050,562
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16 (c)	600,000	669,000
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	950,000	1,043,813
		5,628,000
Consumer Staples — 0.6%
CVS Caremark Corp., 5.75%, 6/01/17	500,000	566,330

Energy — 3.5%
Energy Transfer Partners LP, 4.15%, 10/01/20, Callable 8/01/20	550,000	575,359
Kinder Morgan Energy Partners LP, 6.00%, 2/01/17	850,000	950,816
Peabody Energy Corp., 7.38%, 11/01/16	925,000	1,042,937
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,000,000	1,060,000
		3,629,112
Financials — 26.6%
American Express Credit Corp., 2.38%, 3/24/17	725,000	751,635
American International Group, Inc., 5.85%, 1/16/18	500,000	571,222
Bank of America Corp., 5.65%, 5/01/18	1,400,000	1,589,466
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	1,400,000	1,666,486
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	925,000	1,067,282
Capital One Financial Corp., 1.00%, 11/06/15	1,000,000	1,002,634
CIT Group, Inc., 5.00%, 5/15/17	960,000	1,028,400
Citigroup, Inc., 6.13%, 5/15/18	1,100,000	1,268,033
E*TRADE Financial Corp., 6.75%, 6/01/16	900,000	977,625
First Horizon National Corp., 5.38%, 12/15/15	800,000	850,562
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	800,000	847,461

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 46.9% (continued)
Financials — 26.6% (continued)
General Electric Capital Corp., 4.38%, 9/16/20	1,450,000	1,588,821
General Motors Financial Co., Inc., 4.75%, 8/15/17	850,000	911,625
Goldman Sachs Group, Inc. (The), 6.25%, 9/01/17	1,185,000	1,355,164
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	987,328
Health Care REIT, Inc., 4.70%, 9/15/17	870,000	954,942
International Lease Finance Corp., 5.75%, 5/15/16	575,000	620,281
Jefferies Group LLC, 5.13%, 4/13/18	975,000	1,068,096
Lazard Group LLC, 6.85%, 6/15/17	835,000	948,992
Morgan Stanley, 4.75%, 3/22/17	1,150,000	1,255,356
Principal Financial Group, Inc., 8.88%, 5/15/19	850,000	1,086,205
Prudential Financial, Inc., 5.38%, 6/21/20	935,000	1,068,740
SLM Corp., 3.88%, 9/10/15	1,000,000	1,035,000
TD Ameritrade Holding Corp., 5.60%, 12/01/19	900,000	1,046,520
Unum Group, 5.63%, 9/15/20	765,000	873,544
Wells Fargo & Co., 5.63%, 12/11/17	1,050,000	1,199,691
		27,621,111
Materials — 4.8%
Dow Chemical Co. (The), 8.55%, 5/15/19	840,000	1,077,980
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (c)	1,025,000	1,150,287
NOVA Chemicals Corp., 8.63%, 11/01/19, Callable 11/01/14 (c)	825,000	891,516
Rock-Tenn Co., 4.45%, 3/01/19	750,000	807,693
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	925,000	1,036,153
		4,963,629
Telecommunication Services — 4.0%
Crown Castle International Corp., 7.13%, 11/01/19, Callable 5/02/14	860,000	918,824
CSC Holdings LLC, 8.63%, 2/15/19	900,000	1,077,750
Time Warner Cable, Inc., 6.75%, 7/01/18	700,000	830,218
Verizon Communications, Inc., 4.50%, 9/15/20	1,200,000	1,309,621
		4,136,413
Utilities — 2.0%
Enterprise Products Operating LLC, 5.20%, 9/01/20	940,000	1,066,608
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	1,027,705
		2,094,313
Total Corporate Bonds (Cost $47,429,218)		48,638,908

Mortgage Derivatives - IO STRIPS — 0.0%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	174,333	32,055
Series 386, Class 2, 5.00%, 11/25/37	128,834	19,822
Total Mortgage Derivatives - IO STRIPS (Cost $116,845)		51,877

U.S. Government Agency Pass-Through Securities — 20.3%
Federal Home Loan Mortgage Corporation — 14.4%
1.00%, 9/29/17	750,000	747,293
3.75%, 3/27/19	1,600,000	1,753,464
6.00%, Pool #J01657, 4/01/21	45,559	49,163
4.50%, Pool #E02698, 6/01/25	541,629	582,161
3.00%, Pool #J19194, 5/01/27	1,900,776	1,960,512
2.38%, Pool #846367, 4/01/29, Demand Date 11/01/14 † (a)	6,630	7,084
6.50%, Pool #C00742, 4/01/29	200,925	227,786
7.50%, Pool #G01548, 7/01/32	57,884	70,079
6.00%, Pool #G04457, 5/01/38	151,356	168,564

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 20.3% (continued)
Federal Home Loan Mortgage Corporation — 14.4% (continued)
5.00%, Pool #A89640, 11/01/39	866,397	956,399
5.50%, Pool #G05903, 3/01/40	515,228	571,298
4.50%, Pool #C03517, 9/01/40	887,643	955,944
3.50%, Pool #Q08998, 6/01/42	1,343,015	1,366,393
3.50%, Pool #Q11547, 9/01/42	2,435,167	2,477,556
3.50%, Pool #G08554, 10/01/43	3,065,243	3,118,600
		15,012,296
Federal National Mortgage Association — 4.7%
3.00%, Pool #AJ9355, 1/01/27	1,252,553	1,296,097
3.00%, Pool #AK6784, 3/01/27	1,026,545	1,062,175
4.50%, Pool #MA0776, 6/01/31	507,932	553,012
1.99%, Pool #708318, 6/01/33, Demand Date 6/01/14 † (a)	32,411	34,249
2.28%, Pool #759385, 1/01/34, Demand Date 1/01/15 † (a)	65,280	69,984
1.93%, Pool #776486, 3/01/34, Demand Date 9/01/14 † (a)	70,959	76,192
2.63%, Pool #791523, 7/01/34, Demand Date 7/01/14 † (a)	88,884	95,696
1.90%, Pool #810896, 1/01/35, Demand Date 7/01/14 † (a)	472,205	496,654
5.00%, Pool #735580, 6/01/35	446,936	493,080
5.50%, Pool #AD0110, 4/01/36	293,997	329,086
7.00%, Pool #979909, 5/01/38	60,475	68,684
6.00%, Pool #AD4941, 6/01/40	281,995	316,944
		4,891,853
Government National Mortgage Association — 1.2%
6.50%, Pool #455165, 7/15/28	171,919	194,290
6.25%, Pool #724720, 4/20/40	39,947	44,829
4.00%, Pool #4853, 11/20/40	912,981	967,983
		1,207,102
Total U.S. Government Agency Pass-Through Securities (Cost $20,853,965)		21,111,251

U.S. Treasury Obligations — 27.8%
U.S. Treasury Bonds — 11.1%
3.88%, 8/15/40	4,200,000	4,562,250
3.00%, 5/15/42	5,300,000	4,883,038
3.63%, 2/15/44	1,975,000	2,036,411
		11,481,699
U.S. Treasury Notes — 16.7%
2.75%, 2/15/19	1,450,000	1,526,975
2.63%, 11/15/20	1,000,000	1,031,367
2.13%, 8/15/21	4,025,000	3,979,248
1.63%, 8/15/22	2,425,000	2,270,784
1.75%, 5/15/23	5,255,000	4,902,752
2.75%, 11/15/23	1,000,000	1,011,094
2.75%, 2/15/24	2,600,000	2,622,953
		17,345,173
Total U.S. Treasury Obligations (Cost $28,905,138)		28,826,872

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 2.2%
Money Market Fund — 2.2%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	2,261,785	2,261,785
Total Short-Term Investments (Cost $2,261,785)		2,261,785

Total Investments (Cost $100,403,099(e)) — 98.0%		$101,750,359

Other assets in excess of liabilities — 2.0%		2,052,372

NET ASSETS — 100.0%		$103,802,731

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/14.
(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $716,300, or 0.69% of net assets.

(c)	Foreign security incorporated outside the United States.
(d)	Represents the 7 day yield at 4/30/14.
(e)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$490,559	$—	$490,559
Commercial Mortgage-Backed Securities	—	369,107	—	369,107
Corporate Bonds	—	48,638,908	—	48,638,908
Mortgage Derivatives - IO STRIPS	—	51,877	—	51,877
U.S. Government Agencies	—	21,111,251	—	21,111,251
U.S. Treasury Obligations	—	28,826,872	—	28,826,872
Short -Term Investments	2,261,785	—	—	2,261,785
Total Investments	$2,261,785	$99,488,574	$—	$101,750,359

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.2%
U.S. Treasury Inflation-Indexed Bonds — 43.1%
0.38%, 7/15/23	8,836,562	8,843,464
2.38%, 1/15/25	20,798,013	24,790,253
2.00%, 1/15/26	8,279	9,574
2.38%, 1/15/27	15,059,574	18,171,498
1.75%, 1/15/28	2,241	2,529
3.63%, 4/15/28	2,554,499	3,529,401
2.50%, 1/15/29	15,213,568	18,812,520
2.13%, 2/15/41	6,432	7,965
0.75%, 2/15/42	10,160,540	9,179,418
1.38%, 2/15/44	10,566,157	11,168,344
		94,514,966
U.S. Treasury Inflation-Indexed Notes — 56.1%
0.13%, 4/15/16	41,179,882	42,383,117
0.13%, 4/15/17	19,947,708	20,585,097
0.13%, 4/15/18	24,504,980	25,183,646
0.13%, 4/15/19	1,092,147	1,115,355
1.88%, 7/15/19	2,473,763	2,771,581
1.25%, 7/15/20	1,894,499	2,057,159
1.13%, 1/15/21	12,083,556	12,928,463
0.13%, 7/15/22	1,391,391	1,376,716
0.63%, 1/15/24	14,477,882	14,701,841
		123,102,975
Total U.S. Treasury Inflation-Indexed Securities (Cost $216,610,916)		217,617,941

	Shares
Short-Term Investments — 0.1%
Money Market Fund — 0.1%
Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00% (a)	264,800	264,800
Total Short-Term Investments (Cost $264,800)		264,800

Total Investments (Cost $216,875,716(b)) — 99.3%		$217,882,741

Other assets in excess of liabilities — 0.7%		1,533,452

NET ASSETS — 100.0%		$219,416,193

(a)	Represents the 7 day yield at 4/30/14.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2014 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — (0.1)%
Futures Contracts Purchased — 0.1%
14	June 2014, 5-Year Treasury Note, expiration 7/3/14	1,672,344	5,414
168	June 2014, 10-Year Treasury Note, expiration 6/30/14	20,902,875	147,735
			153,149
Futures Contracts Sold — (0.2)%
(89)	June 2014, Ultra Long U.S. Treasury Bond, expiration 6/30/14	(13,108,031)	(327,531)
(101)	June 2014, Long Term U.S. Treasury Bond, expiration 6/30/14	(13,628,688)	(145,750)
			(473,281)
			(320,132)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$217,617,941	$—	$217,617,941
Short-Term Investments	264,800	—	—	264,800
Total Investments	$264,800	$217,617,941	$—	$217,882,741

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$153,149	—	—	$153,149
Futures Contracts Sold	(473,281)	—	—	(473,281)
Total Other Financial Instruments	$(320,132)	$—	$—	$(320,132)

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Stock Fund	Risk-Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund
Assets
Investments, at cost	$120,317,485	$19,404,959	$54,669,913	$190,506,841
Investments, at value	$133,935,531	$19,771,888	$62,129,213	$198,493,754
Foreign currency, at value (cost at $0, $0, $516,133 and $0, respectively)	—	—	516,960	—
Interest and dividends receivable	83,595	4	201,756	2,335,976
Receivable for capital shares issued	392,716	302,208	50,502	76,441
Receivable for investments sold	1,719,076	—	592,755	—
Reclaims receivable	17,984	—	126,678	—
Prepaid expenses	18,869	8,944	10,973	29,582
Total assets	$136,167,771	$20,083,044	$63,628,837	$200,935,753

Liabilities
Distributions payable	$—	$—	$—	$513,910
Payable for investments purchased	1,438,848	265,730	1,205,225	—
Payable for capital shares redeemed	101,266	9,875	786	1,152,898
Accrued expenses and other payables:
Investment advisory	74,171	688	30,629	29,389
Administration	13,655	1,899	6,303	20,606
Distribution and Service	12,902	6,743	296	3,591
Fund Accounting	2,244	2,949	1,975	9,048
Other	49,527	5,619	22,305	30,495
Total liabilities	1,692,613	293,503	1,267,519	1,759,937
Net Assets	$134,475,158	$19,789,541	$62,361,318	$199,175,816

Composition of Net Assets
Capital	$95,669,222	$19,616,245	$52,610,948	$191,485,039
Accumulated net investment income	158,727	62,223	611,636	74,638
Accumulated net realized gains (losses) from investment transactions	25,029,163	(255,856)	1,673,635	(370,774)
Net unrealized appreciation	13,618,046	366,929	7,465,099	7,986,913
Net Assets	$134,475,158	$19,789,541	$62,361,318	$199,175,816

Net Assets By Share Class
Institutional Class Shares	$108,481,356	$1,181,695	$62,169,291	$188,232,323
Class A Shares	17,555,437	16,967,716	192,027	9,808,687
Class C Shares	8,438,365	1,640,130	—	1,134,806
Net Assets	$134,475,158	$19,789,541	$62,361,318	$199,175,816

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	7,424,597	114,183	4,826,778	17,145,446
Class A Shares	1,221,589	1,642,023	15,155	893,239
Class C Shares	580,666	159,531	—	103,358

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$14.61	$10.35	$12.88	$10.98
Class A Shares	$14.37	$10.33	$12.67	$10.98
Class C Shares*	$14.53	$10.28	$—	$10.98

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%	4.25%
Class C Shares**	1.00%	1.00%	N/A	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$15.25	$10.96	$13.44	$11.47

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities – (continued)
April 30, 2014 (Unaudited)

	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation-Indexed Fund
Assets
Investments, at cost	$20,986,237	$100,403,099	$216,875,716
Investments, at value	$21,136,958	$101,750,359	$217,882,741
Cash	—	950,952	—
Collateral held at broker	—	—	305,685
Interest and dividends receivable	196,745	1,044,306	512,516
Receivable for capital shares issued	24,210	173,336	78,317
Receivable for investments sold	—	50	4,041,547
Receivable from Investment Adviser	6,293	—	2,306
Prepaid expenses	11,460	16,041	35,688
Total assets	$21,375,666	$103,935,044	$222,858,800

Liabilities
Distributions payable	$16,320	$80,800	$—
Payable for investments purchased	—	—	3,059,588
Payable for capital shares redeemed	4,091	3,743	232,683
Variation margin (See Note 8)	—	—	40,623
Accrued expenses and other payables:
Investment advisory	—	10,849	—
Administration	2,207	10,638	22,905
Distribution and Service	257	535	9,769
Fund Accounting	2,983	3,329	4,962
Other	19,041	22,419	72,077
Total liabilities	44,899	132,313	3,442,607
Net Assets	$21,330,767	$103,802,731	$219,416,193

Composition of Net Assets
Capital	$30,505,753	$102,207,188	$232,974,324
Accumulated (distributions in excess of) net investment income	101,599	(48,845)	(77,816)
Accumulated net realized gains (losses) from investment transactions	(9,427,306)	297,128	(14,167,208)
Net unrealized appreciation	150,721	1,347,260	686,893
Net Assets	$21,330,767	$103,802,731	$219,416,193

Net Assets By Share Class
Institutional Class Shares	$18,612,834	$102,199,830	$203,706,343
Premier Class Shares	—	—	59,339
Class A Shares	2,717,933	1,602,901	14,443,846
Class C Shares	—	—	1,206,665
Net Assets	$21,330,767	$103,802,731	$219,416,193

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	1,839,675	9,322,379	19,305,140
Premier Class Shares	—	—	5,629
Class A Shares	268,848	145,162	1,367,757
Class C Shares	—	—	116,393

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.12	$10.96	$10.55
Premier Class Shares	$—	$—	$10.54
Class A Shares	$10.11	$11.04	$10.56
Class C Shares*	$—	$—	$10.37

Maximum Sales Charge
Class A Shares	2.25%	4.25%	4.25%
Class C Shares**	N/A	N/A	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.34	$11.53	$11.03

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

See Notes to Financial Statements

American Independence Funds
Statements of Operations
For the Six Months Ended April 30, 2014 (Unaudited)

	Stock Fund	Risk-Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund
Investment Income:
Dividend	$1,255,926	$166,302	$1,084,451	$260
Interest	—	—	436	4,380,397
Foreign tax withholding	—	—	(82,691)	—
Total Investment Income	1,255,926	166,302	1,002,196	4,380,657

Expenses:
Investment advisory	732,707	44,544	248,310	334,378
Administration	91,588	7,424	38,320	139,324
Distribution - Class A Shares	22,381	12,680	256	12,045
Distribution - Class C Shares	31,827	2,257	—	4,150
Service - Class A Shares	22,381	12,680	256	12,045
Service - Class C Shares	10,609	752	—	1,383
Accounting	19,989	16,753	24,264	47,165
Audit expenses	12,503	13,698	12,141	12,969
Compliance services	9,352	4,157	5,874	12,199
Custodian	17,919	753	24,379	23,092
Legal expenses	14,269	3,636	5,266	21,147
Shareholder Reporting	8,583	2,165	2,279	2,533
State registration expenses	16,216	10,146	5,886	9,787
Transfer Agent	116,674	15,706	9,999	17,524
Trustees	9,938	592	3,816	14,957
Insurance	7,302	394	2,053	11,379
Other	6,085	1,621	9,091	6,547
Total expenses before fee reductions	1,150,323	149,958	392,190	682,624
Expenses reduced: Investment advisory fees	(213,186)	(68,138)	(100,450)	(117,996)
Distribution/service fees (Class A)	(13,769)	(6,086)	—	(5,300)
Net Expenses	923,368	75,734	291,740	559,328

Net Investment Income	332,558	90,568	710,456	3,821,329

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains (losses) from investment transactions	25,202,235	(239,449)	1,865,587	(19,078)
Net realized gains (losses) from foreign currency transactions	—	—	(35,684)	—
Net change in unrealized appreciation/depreciation from investments	(13,912,978)	371,654	110,471	3,510,950
Net change in unrealized appreciation/depreciation from foreign currency translation	—	—	3,293	—
Net realized and unrealized gains	11,289,257	132,205	1,943,667	3,491,872

Net Increase in Net Assets Resulting from Operations	$11,621,815	$222,773	$2,654,123	$7,313,201

See Notes to Financial Statements

American Independence Funds
Statements of Operations – (continued)
For the Six Months Ended April 30, 2014 (Unaudited)

	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation-Indexed Fund
Investment Income:
Dividend	$14,111	$90	$—
Interest	157,418	1,437,318	430,920
Total Investment Income	171,529	1,437,408	430,920

Expenses:
Investment advisory	43,280	207,404	579,807
Administration	13,525	64,814	181,189
Distribution - Class A Shares	2,189	1,861	20,368
Distribution - Class C Shares	—	—	5,997
Service - Class A Shares	2,189	1,861	20,368
Service - Class C Shares	—	—	1,999
Service - Premier Class Shares	—	—	25
Accounting	21,181	25,193	27,966
Audit expenses	10,484	12,384	12,926
Compliance services	4,692	7,407	14,632
Custodian	6,284	9,790	17,646
Legal expenses	1,941	10,140	28,939
Shareholder Reporting	1,884	2,059	8,455
State registration expenses	6,469	5,991	19,021
Transfer Agent	8,956	8,940	85,052
Trustees	1,463	6,547	19,045
Insurance	3,069	3,618	14,539
Other	2,163	3,120	8,297
Total expenses before fee reductions	129,769	371,129	1,066,271
Expenses reduced: Investment advisory fees	(76,708)	(131,819)	(553,667)
Distribution/service fees (Class A)	(2,189)	(1,116)	(4,074)
Net Expenses	50,872	238,194	508,530

Net Investment Income (Loss)	120,657	1,199,214	(77,610)

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains (losses) from investment transactions	12,872	327,765	(10,314,619)
Net realized gains (losses) from futures contracts	—	—	(335,216)
Net change in unrealized appreciation/depreciation from investments	76,047	287,805	10,710,256
Net change in unrealized appreciation/depreciation from futures contracts	—	—	(52,140)
Net realized and unrealized gains (losses)	88,919	615,570	8,281

Net Increase (Decrease) in Net Assets Resulting from Operations	$209,576	$1,814,784	$(69,329)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets

	Stock Fund		Risk-Managed Allocation Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013*
Investment Operations:
Net investment income	$332,558	$956,618	$90,568	$4,233
Net realized gains (losses)	25,202,235	28,933,521	(239,449)	(16,408)
Net change in unrealized appreciation/depreciation	(13,912,978)	9,793,284	371,654	(4,725)
Net increase (decrease) in net assets resulting from operations	11,621,815	39,683,423	222,773	(16,900)

Distributions:
From net investment income:
Institutional Class Shares	(692,061)	(688,157)	(1,791)	—
Class A Shares	(105,738)	(84,101)	(30,739)	—
Class C Shares	(38,853)	(31,472)	(1,257)	—
From net realized gains:
Institutional Class Shares	(24,357,657)	(17,811,513)	—	—
Class A Shares	(3,064,418)	(2,451,031)	—	—
Class C Shares	(1,407,701)	(1,174,912)	—	—
Decrease in net assets from distributions	(29,666,428)	(22,241,186)	(33,787)	—

Net increase (decrease) in net assets from capital transactions	(25,505,228)	6,267,031	8,789,540	10,827,915
Total increase (decrease) in net assets	(43,549,841)	23,709,268	8,978,526	10,811,015

Net Assets:
Beginning of period	178,024,999	154,315,731	10,811,015	—
End of period	$134,475,158	$178,024,999	$19,789,541	$10,811,015
Accumulated net investment income	$158,727	$662,821	$62,223	$5,442

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$10,447,706	$27,458,399	$1,283,752	$6,990,908
Dividends reinvested	21,932,734	16,008,062	1,518	—
Cost of shares redeemed	(59,204,881)	(34,573,940)	(7,002,252)	—
Institutional Class Shares capital transactions	(26,824,441)	8,892,521	(5,716,982)	6,990,908

Class A Shares
Proceeds from shares issued	1,062,019	3,866,641	14,686,688	4,260,983
Dividends reinvested	3,036,613	2,201,478	4,442	—
Cost of shares redeemed	(3,340,590)	(7,466,926)	(1,812,924)	(424,978)
Class A Shares capital transactions	758,042	(1,398,807)	12,878,206	3,836,005

Class C Shares
Proceeds from shares issued	256,739	866,083	1,684,563	1,002
Dividends reinvested	1,375,894	1,176,208	1,151	—
Cost of shares redeemed	(1,071,462)	(3,268,974)	(57,398)	—
Class C Shares capital transactions	561,171	(1,226,683)	1,628,316	1,002

Net increase (decrease) in net assets from capital transactions	$(25,505,228)	$6,267,031	$8,789,540	$10,827,915

Share Transactions:
Institutional Class Shares
Issued	725,297	1,891,919	125,036	681,280
Reinvested	1,597,516	1,239,014	147	—
Redeemed	(4,174,982)	(2,374,284)	(692,280)	—
Change in Institutional Class Shares	(1,852,169)	756,649	(567,097)	681,280

Class A Shares
Issued	72,553	268,332	1,437,732	423,610
Reinvested	224,684	172,125	431	—
Redeemed	(234,499)	(524,310)	(177,039)	(42,711)
Change in Class A Shares	62,738	(83,853)	1,261,124	380,899

Class C Shares
Issued	17,660	59,899	164,878	100
Reinvested	100,554	90,544	112	—
Redeemed	(73,894)	(223,381)	(5,559)	—
Change in Class C Shares	44,320	(72,938)	159,431	100

*	For the period September 20, 2013 (commencement of operations) to October 31, 2013.

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	International Alpha Strategies Fund		Kansas Tax-Exempt Bond Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Investment Operations:
Net investment income	$710,456	$1,385,606	$3,821,329	$9,536,866
Net realized gains (losses)	1,829,903	4,798,931	(19,078)	485,069
Net change in unrealized appreciation/depreciation	113,764	4,488,412	3,510,950	(14,176,871)
Net increase (decrease) in net assets resulting from operations	2,654,123	10,672,949	7,313,201	(4,154,936)

Distributions:
From net investment income:
Institutional Class Shares	(1,616,174)	(1,555,187)	(3,659,716)	(9,203,498)
Class A Shares	(5,420)	(2,358)	(147,999)	(291,172)
Class C Shares	—	—	(13,614)	(42,196)
From net realized gains:
Institutional Class Shares	(1,501,620)	—	—	—
Class A Shares	(5,199)	—	—	—
Decrease in net assets from distributions	(3,128,413)	(1,557,545)	(3,821,329)	(9,536,866)

Net increase (decrease) in net assets from capital transactions	61,111	(1,599,074)	(47,823,971)	(59,207,583)
Total increase (decrease) in net assets	(413,179)	7,516,330	(44,332,099)	(72,899,385)

Net Assets:
Beginning of period	62,774,497	55,258,167	243,507,915	316,407,300
End of period	$62,361,318	$62,774,497	$199,175,816	$243,507,915
Accumulated net investment income	$611,636	$1,522,774	$74,638	$74,638

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$3,603,787	$9,103,578	$10,809,423	$40,999,013
Dividends reinvested	1,806,477	588,853	240,354	439,816
Cost of shares redeemed	(5,329,147)	(11,392,229)	(58,634,600)	(99,449,119)
Institutional Class Shares capital transactions	81,117	(1,699,798)	(47,584,823)	(58,010,290)

Class A Shares
Proceeds from shares issued	6,736	157,505	71,068	462,322
Dividends reinvested	10,611	2,358	119,248	227,035
Cost of shares redeemed	(37,353)	(59,139)	(356,585)	(936,055)
Class A Shares capital transactions	(20,006)	100,724	(166,269)	(246,698)

Class C Shares
Proceeds from shares issued	—	—	60,000	167,612
Dividends reinvested	—	—	13,259	33,972
Cost of shares redeemed	—	—	(146,138)	(1,152,179)
Class C Shares capital transactions	—	—	(72,879)	(950,595)

Net increase (decrease) in net assets from capital transactions	$61,111	$(1,599,074)	$(47,823,971)	$(59,207,583)

Share Transactions:
Institutional Class Shares
Issued	284,086	756,610	998,543	3,681,966
Reinvested	144,923	51,745	22,159	39,906
Redeemed	(417,431)	(963,492)	(5,404,570)	(9,124,507)
Change in Institutional Class Shares	11,578	(155,137)	(4,383,868)	(5,402,635)

Class A Shares
Issued	537	13,603	6,591	41,651
Reinvested	860	209	10,992	20,580
Redeemed	(2,938)	(5,235)	(33,062)	(86,235)
Change in Class A Shares	(1,541)	8,577	(15,479)	(24,004)

Class C Shares
Issued	—	—	5,569	15,342
Reinvested	—	—	1,222	3,073
Redeemed	—	—	(13,619)	(105,934)
Change in Class C Shares	—	—	(6,828)	(87,519)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Boyd Watterson Short-Term Enhanced Bond Fund		Boyd Watterson Core Plus Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Investment Operations:
Net investment income	$120,657	$426,164	$1,199,214	$1,811,702
Net realized gains (losses)	12,872	(561,029)	327,765	330,333
Net change in unrealized appreciation/depreciation	76,047	209,206	287,805	(1,937,633)
Net increase in net assets resulting from operations	209,576	74,341	1,814,784	204,402

Distributions:
From net investment income:
Institutional Class Shares	(174,297)	(949,666)	(1,235,849)	(1,976,810)
Class A Shares	(13,944)	(2,176)	(15,451)	(32,963)
From net realized gains:
Institutional Class Shares	—	—	(157,902)	(521,936)
Class A Shares	—	—	(2,152)	(10,037)
Decrease in net assets from distributions	(188,241)	(951,842)	(1,411,354)	(2,541,746)

Net increase (decrease) in net assets from capital transactions	(4,058,033)	(50,735,379)	(4,070,437)	33,050,485
Total increase (decrease) in net assets	(4,036,698)	(51,612,880)	(3,667,007)	30,713,141

Net Assets:
Beginning of period	25,367,465	76,980,345	107,469,738	76,756,597
End of period	$21,330,767	$25,367,465	$103,802,731	$107,469,738
Accumulated (distributions in excess of) net investment income	$101,599	$169,183	$(48,845)	$3,241

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$1,735,835	$13,545,881	$7,737,980	$47,362,449
Dividends reinvested	102,157	573,948	876,708	1,554,792
Cost of shares redeemed	(8,275,881)	(65,000,499)	(12,857,953)	(15,819,995)
Institutional Class Shares capital transactions	(6,437,889)	(50,880,670)	(4,243,265)	33,097,246

Class A Shares
Proceeds from shares issued	3,094,963	261,052	156,050	4,182
Dividends reinvested	2,108	2,139	17,603	42,822
Cost of shares redeemed	(717,215)	(117,900)	(825)	(93,765)
Class A Shares capital transactions	2,379,856	145,291	172,828	(46,761)

Net increase (decrease) in net assets from capital transactions	$(4,058,033)	$(50,735,379)	$(4,070,437)	$33,050,485

Share Transactions:
Institutional Class Shares
Issued	171,877	1,332,321	710,535	4,352,731
Reinvested	10,111	56,519	80,603	140,168
Redeemed	(819,571)	(6,428,446)	(1,180,957)	(1,425,959)
Change in Institutional Class Shares	(637,583)	(5,039,606)	(389,819)	3,066,940

Class A Shares
Issued	306,660	25,830	14,239	375
Reinvested	209	211	1,606	3,835
Redeemed	(71,015)	(11,610)	(76)	(8,253)
Change in Class A Shares	235,854	14,431	15,769	(4,043)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	U.S. Inflation-Indexed Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Investment Operations:
Net investment income (loss)	$(77,610)	$1,614,362
Net realized losses	(10,649,835)	(2,060,572)
Net change in unrealized appreciation/depreciation	10,658,116	(23,567,926)
Net decrease in net assets resulting from operations	(69,329)	(24,014,136)

Distributions:
From net investment income:
Institutional Class Shares	(280,017)	(1,273,997)
Premier Class Shares	(15)	(1)
Class A Shares	(2,521)	(48,892)
Class C Shares	—	(7,871)
From net realized gains:
Institutional Class Shares	—	(15,542,511)
Class A Shares	—	(1,015,216)
Class C Shares	—	(255,463)
Decrease in net assets from distributions	(282,553)	(18,143,951)

Net decrease in net assets from capital transactions	(98,149,102)	(29,749,896)
Total decrease in net assets	(98,500,984)	(71,907,983)

Net Assets:
Beginning of period	317,917,177	389,825,160
End of period	$219,416,193	$317,917,177
Accumulated (distributions in excess of) net investment income	$(77,816)	$282,347

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$44,842,496	$81,331,754
Dividends reinvested	277,200	16,167,442
Cost of shares redeemed	(137,894,135)	(119,317,763)
Institutional Class Shares capital transactions	(92,774,439)	(21,818,567)

Premier Class Shares
Proceeds from shares issued	53,941	15,699
Dividends reinvested	9	1
Cost of shares redeemed	(7,762)	(3,088)
Premier Class Shares capital transactions	46,188	12,612

Class A Shares
Proceeds from shares issued	1,933,927	13,449,989
Dividends reinvested	2,402	1,005,892
Cost of shares redeemed	(6,371,806)	(19,642,803)
Class A Shares capital transactions	(4,435,477)	(5,186,922)

Class C Shares
Proceeds from shares issued	94,067	1,096,263
Dividends reinvested	—	244,719
Cost of shares redeemed	(1,079,441)	(4,098,001)
Class C Shares capital transactions	(985,374)	(2,757,019)

Net decrease in net assets from capital transactions	$(98,149,102)	$(29,749,896)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	U.S. Inflation-Indexed Fund (Continued)
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Share Transactions:
Institutional Class Shares
Issued	4,309,669	7,434,992
Reinvested	27,070	1,431,041
Redeemed	(13,268,025)	(10,947,587)
Change in Institutional Class Shares	(8,931,286)	(2,081,554)

Premier Class Shares
Issued	5,194	1,480
Reinvested	1	— *
Redeemed	(753)	(293)
Change in Premier Class Shares	4,442	1,187

Class A Shares
Issued	185,550	1,205,781
Reinvested	234	88,447
Redeemed	(610,670)	(1,773,098)
Change in Class A Shares	(424,886)	(478,870)

Class C Shares
Issued	9,185	98,375
Reinvested	—	21,794
Redeemed	(105,567)	(393,262)
Change in Class C Shares	(96,382)	(273,093)

*	Less than 0.5 shares.

See Notes to Financial Statements

American Independence Funds
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income		Net realized gains	Total Distributions	Net Asset Value, End of Period
Stock Fund

Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$16.25	$0.05	$1.07	$1.12	$(0.09)		$(2.67)	$(2.76)	$14.61
For the year ended
10/31/2013	$14.89	$0.09	$3.42	$3.51	$(0.07)		$(2.08)	$(2.15)	$16.25
10/31/2012	$13.58	$0.10	$1.45	$1.55	$(0.06)		$(0.18)	$(0.24)	$14.89
10/31/2011	$14.14	$0.06	$0.28	$0.34	$(0.04)		$(0.86)	$(0.90)	$13.58
10/31/2010	$11.93	$0.06	$2.26	$2.32	$(0.11)		$—	$(0.11)	$14.14
10/31/2009	$11.01	$0.11	$1.07	$1.18	$(0.26)		$—	$(0.26)	$11.93

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$16.04	$0.00 ***	$1.08	$1.08	$(0.08)		$(2.67)	$(2.75)	$14.37
For the year ended
10/31/2013	$14.76	$0.05	$3.37	$3.42	$(0.06)		$(2.08)	$(2.14)	$16.04
10/31/2012	$13.47	$0.07	$1.42	$1.49	$(0.02)		$(0.18)	$(0.20)	$14.76
10/31/2011	$14.04	$0.01	$0.30	$0.31	$(0.02)		$(0.86)	$(0.88)	$13.47
10/31/2010	$11.85	$0.01	$2.26	$2.27	$(0.08)		$—	$(0.08)	$14.04
10/31/2009	$10.93	$0.14	$0.99	$1.13	$(0.21)		$—	$(0.21)	$11.85

Class C Shares
For the six months ended
4/30/2014 (unaudited)	$16.22	$(0.04)	$1.09	$1.05	$(0.06)		$(2.68)	$(2.74)	$14.53
For the year ended
10/31/2013	$14.98	$(0.06)	$3.42	$3.36	$(0.04)		$(2.08)	$(2.12)	$16.22
10/31/2012	$13.73	$(0.05)	$1.48	$1.43	$—		$(0.18)	$(0.18)	$14.98
10/31/2011	$14.38	$(0.07)	$0.28	$0.21	$(0.00	)***	$(0.86)	$(0.86)	$13.73
10/31/2010	$12.18	$(0.06)	$2.29	$2.23	$(0.03)		$—	$(0.03)	$14.38
10/31/2009	$11.22	$0.06	$1.04	$1.10	$(0.14)		$—	$(0.14)	$12.18

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

8.09%	$108,481	1.16%	1.46%	0.57%	88%

27.35%	$150,731	1.16%	1.40%	0.67%	203%
11.70%	$126,845	1.16%	1.48%	0.67%	252%
2.27%	$122,738	1.13%	1.42%	0.48%	225%
19.53%	$105,832	1.03%	1.46%	0.51%	181%
11.32%	$101,045	0.96%	1.40%	1.14%	242%

7.94%	$17,555	1.51%	1.96%	0.17%	88%

26.93%	$18,592	1.48%	1.90%	0.35%	203%
11.27%	$18,345	1.48%	1.98%	0.36%	252%
2.02%	$21,428	1.42%	1.79%	0.14%	225%
19.19%	$7,962	1.37%	1.80%	0.18%	181%
10.80%	$4,295	1.47%	1.88%	0.13%	242%

7.58%	$8,438	2.16%	2.46%	(0.48%)	88%

26.04%	$8,702	2.16%	2.40%	(0.31%)	203%
10.58%	$9,126	2.16%	2.48%	(0.32%)	252%
1.27%	$11,454	2.14%	2.43%	(0.60%)	225%
18.34%	$2,598	2.04%	2.47%	(0.49%)	181%
10.14%	$63	1.96%	2.39%	0.02%	242%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Risk-Managed Allocation Fund

Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$10.18	$0.11		$0.11	$0.22	$(0.05)	$—	$(0.05)	$10.35
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.01		$0.17	$0.18	$—	$—	$—	$10.18

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$10.18	$0.07		$0.12	$0.19	$(0.04)	$—	$(0.04)	$10.33
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$—		$0.18	$0.18	$—	$—	$—	$10.18

Class C Shares
For the six months ended
4/30/2014 (unaudited)	$10.17	$0.06		$0.10	$0.16	$(0.05)	$—	$(0.05)	$10.28
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$—		$0.17	$0.17	$—	$—	$—	$10.17

International Alpha Strategies Fund

Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$12.99	$0.14		$0.39	$0.53	$(0.33)	$(0.31)	$(0.64)	$12.88
For the year ended
10/31/2013	$11.10	$0.29		$1.92	$2.21	$(0.32)	$—	$(0.32)	$12.99
10/31/2012	$10.70	$0.29		$0.26	$0.55	$(0.15)	$—	$(0.15)	$11.10
10/31/2011	$11.19	$0.24		$(0.71)	$(0.47)	$(0.02)	$—	$(0.02)	$10.70
10/31/2010	$10.81	$0.16		$0.34	$0.50	$(0.12)	$—	$(0.12)	$11.19
10/31/2009	$8.92	$0.19		$1.93	$2.12	$(0.23)	$—	$(0.23)	$10.81

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$12.81	$0.11		$0.38	$0.49	$(0.32)	$(0.31)	$(0.63)	$12.67
For the year ended
10/31/2013	$10.99	$0.22	+	$1.91 +	$2.13	$(0.31)	$—	$(0.31)	$12.81
10/31/2012	$10.61	$0.21		$0.28	$0.49	$(0.11)	$—	$(0.11)	$10.99
10/31/2011	$11.13	$0.16		$(0.68)	$(0.52)	$—	$—	$—	$10.61
10/31/2010	$10.77	$0.11		$0.33	$0.44	$(0.08)	$—	$(0.08)	$11.13
10/31/2009	$8.87	$0.14		$1.93	$2.07	$(0.17)	$—	$(0.17)	$10.77
(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Due to the short life of the Fund and significant cost inflows into the Institutional Class at the end of the year, the ratio of net investment income is not indicative of future results.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**		Portfolio turnover rate(b)*

2.17%	$1,182	0.90%	2.04%	1.05%		173%

1.80%	$6,934	0.90%	10.18%	6.14	%***	19%

1.92%	$16,968	1.28%	2.54%	1.59%		173%

1.80%	$3,876	1.28%	10.77%	0.25%		19%

1.56%	$1,640	1.90%	3.04%	0.98%		173%

1.70%	$1	1.90%	11.36%	0.06%		19%

4.33%	$62,169	0.95%	1.28%	2.32%		38%

20.30%	$62,561	0.95%	1.30%	2.42%		107%
5.30%	$55,169	0.95%	1.25%	2.73%		88%
(4.23%)	$50,158	1.05%	1.17%	1.90%		149%
4.67%	$92,066	1.13%	1.23%	1.55%		439%
24.48%	$96,691	1.06%	1.33%	2.19%		186%

4.06%	$192	1.45%	1.78%	1.76%		38%

19.75%	$214	1.45%	1.80%	1.85%		107%
4.69%	$89	1.45%	1.75%	1.98%		88%
(4.67%)	$144	1.48%	1.60%	1.50%		149%
4.07%	$131	1.63%	1.73%	1.05%		439%
23.85%	$50	1.55%	1.83%	1.60%		186%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease)from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$10.80	$0.19	$0.18	$0.37	$(0.19)	$—	$(0.19)	$10.98
For the year ended
10/31/2013	$11.28	$0.35	$(0.48)	$(0.13)	$(0.35)	$—	$(0.35)	$10.80
10/31/2012	$10.95	$0.36	$0.33	$0.69	$(0.36)	$—	$(0.36)	$11.28
10/31/2011	$10.96	$0.37	$(0.01)	$0.36	$(0.37)	$—	$(0.37)	$10.95
10/31/2010	$10.73	$0.38	$0.23	$0.61	$(0.38)	$—	$(0.38)	$10.96
10/31/2009	$10.21	$0.40	$0.52	$0.92	$(0.40)	$—	$(0.40)	$10.73

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$10.80	$0.16	$0.18	$0.34	$(0.16)	$—	$(0.16)	$10.98
For the year ended
10/31/2013	$11.28	$0.31	$(0.48)	$(0.17)	$(0.31)	$—	$(0.31)	$10.80
10/31/2012	$10.95	$0.32	$0.33	$0.65	$(0.32)	$—	$(0.32)	$11.28
10/31/2011	$10.96	$0.33	$(0.01)	$0.32	$(0.33)	$—	$(0.33)	$10.95
10/31/2010	$10.72	$0.35	$0.24	$0.59	$(0.35)	$—	$(0.35)	$10.96
10/31/2009	$10.21	$0.36	$0.51	$0.87	$(0.36)	$—	$(0.36)	$10.72

Class C Shares
For the six months ended
4/30/2014 (unaudited)	$10.80	$0.13	$0.18	$0.31	$(0.13)	$—	$(0.13)	$10.98
For the year ended
10/31/2013	$11.28	$0.24	$(0.48)	$(0.24)	$(0.24)	$—	$(0.24)	$10.80
10/31/2012	$10.95	$0.25	$0.33	$0.58	$(0.25)	$—	$(0.25)	$11.28
10/31/2011	$10.96	$0.27	$(0.01)	$0.26	$(0.27)	$—	$(0.27)	$10.95
10/31/2010	$10.73	$0.29	$0.23	$0.52	$(0.29)	$—	$(0.29)	$10.96
10/31/2009	$10.21	$0.31	$0.52	$0.83	$(0.31)	$—	$(0.31)	$10.73

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

3.42%	$188,232	0.48%	0.59%	3.45%	0%

(1.13%)	$232,502	0.48%	0.55%	3.20%	8%
6.42%	$303,660	0.48%	0.54%	3.26%	13%
3.44%	$274,606	0.45%	0.54%	3.48%	8%
5.82%	$276,535	0.40%	0.56%	3.53%	8%
9.16%	$228,132	0.40%	0.57%	3.81%	14%

3.22%	$9,809	0.87%	1.09%	3.07%	0%

(1.52%)	$9,815	0.87%	1.05%	2.82%	8%
6.01%	$10,518	0.87%	1.04%	2.87%	13%
3.03%	$9,244	0.84%	1.04%	3.06%	8%
5.56%	$5,881	0.80%	1.06%	3.13%	8%
8.61%	$1,312	0.80%	1.07%	3.42%	14%

2.91%	$1,135	1.48%	1.59%	2.46%	0%

(2.11%)	$1,190	1.48%	1.55%	2.21%	8%
5.36%	$2,229	1.48%	1.54%	2.24%	13%
2.41%	$1,573	1.45%	1.54%	2.44%	8%
4.90%	$1,035	1.40%	1.56%	2.53%	8%
8.23%	$70	1.38%	1.56%	2.89%	14%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Boyd Watterson Short-Term Enhanced Bond Fund

Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$10.11	$0.08		$0.02	$0.10	$(0.09)	$—	$(0.09)	$10.12
For the year ended
10/31/2013	$10.22	$0.06	+	$(0.03)+	$0.03	$(0.14)	$—	$(0.14)	$10.11
10/31/2012	$10.12	$0.10		$0.14	$0.24	$(0.14)	$—	$(0.14)	$10.22
10/31/2011	$10.17	$0.09		$(0.04)	$0.05	$(0.10)	$—	$(0.10)	$10.12
10/31/2010	$9.87	$0.17		$0.30	$0.47	$(0.17)	$—	$(0.17)	$10.17
10/31/2009	$9.87	$0.25		$0.01	$0.26	$(0.25)	$(0.01)	$(0.26)	$9.87

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$10.10	$0.05	+	$0.04 +	$0.09	$(0.08)	$—	$(0.08)	$10.11
For the year ended
10/31/2013	$10.20	$0.05	+	$(0.03)+	$0.02	$(0.12)	$—	$(0.12)	$10.10
10/31/2012	$10.12	$0.07		$0.12	$0.19	$(0.11)	$—	$(0.11)	$10.20
10/31/2011	$10.16	$0.06		$(0.02)	$0.04	$(0.08)	$—	$(0.08)	$10.12
10/31/2010	$9.86	$0.14		$0.31	$0.45	$(0.15)	$—	$(0.15)	$10.16
10/31/2009	$9.86	$0.22		$0.01	$0.23	$(0.22)	$(0.01)	$(0.23)	$9.86

Boyd Watterson Core Plus Fund
Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$10.92	$0.13		$0.06	$0.19	$(0.13)	$(0.02)	$(0.15)	$10.96
For the year ended
10/31/2013	$11.32	$0.27		$(0.30)	$(0.03)	$(0.29)	$(0.08)	$(0.37)	$10.92
10/31/2012	$11.00	$0.30		$0.36	$0.66	$(0.34)	$—	$(0.34)	$11.32
10/31/2011	$11.35	$0.32		$(0.03)	$0.29	$(0.36)	$(0.28)	$(0.64)	$11.00
10/31/2010	$11.07	$0.36		$0.56	$0.92	$(0.40)	$(0.24)	$(0.64)	$11.35
10/31/2009	$9.96	$0.42		$1.11	$1.53	$(0.42)	$—	$(0.42)	$11.07

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$11.00	$0.08		$0.09	$0.17	$(0.11)	$(0.02)	$(0.13)	$11.04
For the year ended
10/31/2013	$11.40	$0.23		$(0.29)	$(0.06)	$(0.26)	$(0.08)	$(0.34)	$11.00
10/31/2012	$11.08	$0.27		$0.35	$0.62	$(0.30)	$—	$(0.30)	$11.40
10/31/2011	$11.42	$0.28		$(0.02)	$0.26	$(0.32)	$(0.28)	$(0.60)	$11.08
10/31/2010	$11.13	$0.37		$0.53	$0.90	$(0.37)	$(0.24)	$(0.61)	$11.42
10/31/2009	$9.95	$0.40		$1.18	$1.58	$(0.40)	$—	$(0.40)	$11.13

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Caculated based on average shares outstanding during the period.

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income to average net assets**	Portfolio turnover rate(b)*

0.98%	$18,613	0.45%	1.16%	1.13%	61%

0.33%	$25,034	0.45%	0.75%	0.61%	57%
2.35%	$76,791	0.45%	0.71%	0.92%	199%
0.52%	$95,499	0.45%	0.68%	0.88%	254%
4.83%	$122,844	0.45%	0.68%	1.68%	52%
2.71%	$124,990	0.45%	0.64%	2.62%	61%

0.85%	$2,718	0.70%	1.66%	0.94%	61%

0.17%	$333	0.70%	1.25%	0.51%	57%
1.89%	$189	0.70%	1.21%	0.65%	199%
0.36%	$12	0.70%	1.18%	0.66%	254%
4.60%	$25	0.70%	1.18%	1.43%	52%
2.45%	$19	0.70%	1.14%	2.31%	61%

1.73%	$102,200	0.45%	0.71%	2.32%	22%

(0.25%)	$106,047	0.42%	0.73%	2.37%	47%
6.08%	$75,235	0.45%	0.73%	2.66%	41%
2.73%	$70,673	0.46%	0.74%	2.97%	87%
8.65%	$39,348	0.63%	0.90%	3.23%	346%
15.62%	$32,375	0.60%	0.83%	3.93%	426%

1.55%	$1,603	0.80%	1.21%	1.97%	22%

(0.57%)	$1,423	0.77%	1.23%	2.05%	47%
5.69%	$1,521	0.80%	1.23%	2.30%	41%
2.43%	$108	0.84%	1.24%	2.57%	87%
8.38%	$22	0.92%	1.39%	2.94%	346%
16.09%	$49	0.88%	1.29%	3.50%	426%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
U.S. Inflation-Indexed Fund

Institutional Class Shares
For the six months ended
4/30/2014 (unaudited)	$10.51	$—	$0.05	$0.05	$(0.01)	$—	$(0.01)	$10.55
For the year ended
10/31/2013	$11.78	$0.10	$(0.81)	$(0.71)	$(0.04)	$(0.52)	$(0.56)	$10.51
10/31/2012	$11.69	$0.09	$0.75	$0.84	$(0.11)	$(0.64)	$(0.75)	$11.78
10/31/2011	$11.67	$0.32	$0.68	$1.00	$(0.33)	$(0.65)	$(0.98)	$11.69
10/31/2010	$11.26	$0.19	$0.92	$1.11	$(0.18)	$(0.52)	$(0.70)	$11.67
10/31/2009	$9.52	$(0.55)	$2.30	$1.75	$(0.01)	$—	$(0.01)	$11.26

Premier Class Shares
For the six months ended
4/30/2014 (unaudited)	$10.51	$0.03	$0.01	$0.04	$(0.01)	$—	$(0.01)	$10.54
For the period from
4/2/2013 (c) thru 10/31/2013	$11.20	$0.01	$(0.69)	$(0.68)	$(0.01)	$—	$(0.01)	$10.51

Class A Shares
For the six months ended
4/30/2014 (unaudited)	$10.54	$(0.02)	$0.04	$0.02	$(0.00)^	$—	$(0.00)^	$10.56
For the year ended
10/31/2013	$11.84	$0.04	$(0.80)	$(0.76)	$(0.02)	$(0.52)	$(0.54)	$10.54
10/31/2012	$11.75	$0.05	$0.74	$0.79	$(0.06)	$(0.64)	$(0.70)	$11.84
10/31/2011	$11.73	$0.30	$0.67	$0.97	$(0.30)	$(0.65)	$(0.95)	$11.75
10/31/2010	$11.33	$0.17	$0.91	$1.08	$(0.16)	$(0.52)	$(0.68)	$11.73
10/31/2009	$9.60	$0.54	$1.20	$1.74	$(0.01)	$—	$(0.01)	$11.33

Class C Shares
For the six months ended
4/30/2014 (unaudited)	$10.37	$(0.08)	$0.08	$—	$—	$—	$—	$10.37
For the year ended
10/31/2013	$11.72	$(0.06)+	$(0.75)+	$(0.81)	$(0.02)	$(0.52)	$(0.54)	$10.37
10/31/2012	$11.66	$(0.02)	$0.75	$0.73	$(0.03)	$(0.64)	$(0.67)	$11.72
For the period from
5/4/2011 (c) thru 10/31/2011	$11.05	$0.15	$0.62	$0.77	$(0.16)	$—	$(0.16)	$11.66

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Caculated based on average shares outstanding during the period.
^	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

0.48%	$203,706	0.32%	0.70%	(0.03%)	98%

(6.36%)	$296,810	0.32%	0.68%	0.49%	193%
7.56%	$357,238	0.32%	0.65%	0.83%	154%
9.50%	$248,883	0.32%	0.63%	3.03%	415%
10.40%	$117,680	0.32%	0.76%	1.75%	260%
18.44%	$101,789	0.32%	0.73%	(5.38%)	189%

0.36%	$59	0.47%	0.85%	1.16%	98%

(6.45%)	$12	0.47%	0.83%	0.10%	193%

0.21%	$14,444	0.77%	1.20%	(0.41%)	98%

(6.77%)	$18,888	0.77%	1.18%	0.14%	193%
7.10%	$26,891	0.77%	1.15%	0.37%	154%
9.14%	$12,448	0.66%	0.97%	2.48%	415%
10.04%	$5,027	0.57%	1.01%	1.50%	260%
18.16%	$4,965	0.57%	0.97%	(5.56%)	189%

0.00%	$1,207	1.32%	1.70%	(1.23%)	98%

(7.32%)	$2,207	1.32%	1.68%	(0.51%)	193%
6.53%	$5,694	1.32%	1.65%	(0.18%)	154%

7.05%	$4,795	1.32%	1.72%	(0.17%)	415%

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
April 30, 2014 (Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2014, the Trust offered seven (7) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”):

Stock Fund
Risk-Managed Allocation Fund
International Alpha Strategies Fund
Kansas Tax-Exempt Bond Fund
Boyd Watterson Short-Term Enhanced Bond Fund (formerly, Strategic Income Fund)
Boyd Watterson Core Plus Fund (formerly, Core Plus Fund)
U.S. Inflation-Indexed Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The U.S. Inflation-Indexed Fund offers five classes of shares: Class A, Class C, Institutional Class, Class R and Premier Class. The Stock Fund offers four classes of shares: Class A, Class C, Institutional Class and Class R. The Risk-Managed Allocation Fund and Kansas Tax-Exempt Bond Fund offer three classes of shares: Class A, Class C and Institutional Class. The International Alpha Strategies Fund offers three classes of shares: Class A, Class R and Institutional Class. The other Funds offer Class A and Institutional Class shares only. Currently, Class R shares have not commenced operations. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2014, for each Fund’s investments, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Distributions to Shareholders

Distributions from net investment income for the Kansas Tax-Exempt Bond Fund, Boyd Watterson Short-Term Enhanced Bond Fund and Boyd Watterson Core Plus Fund are declared daily and paid monthly. Distributions from net investment income for the U.S. Inflation-Indexed Fund are declared and paid monthly. Distributions from net investment income, if any, for the Stock Fund, Risk-Managed Allocation Fund and International Alpha Strategies Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of ASU No. 2013-1 had no impact on the Funds during the current reporting period.

3.	Related Party Transactions:

American Independence serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and American Independence, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Stock Fund	1.00%
Risk-Managed Allocation Fund	0.75%
International Alpha Strategies Fund	0.81%
lKansas Tax-Exempt Bond Fund	0.30%
Boyd Watterson Short-Term Enhanced Bond Fund	0.40%
Boyd Watterson Core Plus Fund	0.40%
U.S. Inflation-Indexed Fund	0.40%

The Trust has engaged J.A. Forlines, LLC (“JAF”) as the sub-advisor for the Risk-Managed Allocation Fund, Navellier & Associates, Inc. (“Navellier”) as sub-adviser for the International Alpha Strategies Fund, Boyd Watterson Asset Management, LLC (“BWAM”) as sub-adviser for the Boyd Watterson Core Plus Fund and the Boyd Watterson Short-Term Enhanced Bond Fund, and Fischer Francis Trees & Watts, Inc., and its affiliate in London (“FFTW”), as sub-adviser for the U.S. Inflation-Indexed Fund. The Board of Trustees has approved each of these agreements on behalf of the Trust (please see “Approval of Investment Advisory and Sub-Advisory Agreements” under “Additional Fund Information” in the annual report dated October 31, 2013 for more information). American Independence is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-advisor relationship. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. Additional information about each sub-adviser is noted below.

JAF (sub-adviser to Risk-Managed Allocation Fund) is located at 63 Forest Avenue, Suite #1, Locust Valley, New York, 11560. The agreement between American Independence and J.A. Forlines, LLC on behalf of the Trust was approved by the Fund’s board of Trustees at the organizational meeting held on June 14, 2013.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

Navellier (sub-advisor to International Alpha Strategies Fund, effective February 21, 2014) is headquartered at 1 East Liberty, Suite 504, Reno, Nevada, 89501. The agreements between American Independence and Navellier on behalf of the Trust were approved by shareholders at a meeting held on May 23, 2014.

BWAM (sub-adviser to Boyd Watterson Core Plus Fund and Boyd Watterson Short-Term Enhanced Bond Fund) is headquartered at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114 and it is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, Wisconsin 53202. The agreements between American Independence and BWAM on behalf of the Trust were approved by shareholders at separate meetings held on August 28, 2013 and April 25, 2014, respectively.

FFTW’s (sub-adviser to the U.S. Inflation-Indexed Fund) New York offices are located at 200 Park Avenue, New York, New York 10166. FFTW is a wholly-owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc. (“BNPP IP USA”), a New York corporation. BNPP IP USA is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France. The agreement between FFTW and American Independence on behalf of the Trust was approved by shareholders at a meeting held on May 9, 2008.

Pursuant to the expense limitation agreement, American Independence has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding acquired fund fees and interest expense on short sales, where applicable) at not more than the following percentages of average annual net assets:

Fund	Institutional Class	Class A	Class C	Premier Class
Stock Fund	1.16%(1)	1.54%(1)	2.16%(1)	N/A
Risk-Managed Allocation Fund	0.90%(1)	1.28%(1)	1.90%(1)	N/A
International Alpha Strategies Fund	0.95%(1)	1.45%(1)	N/A	N/A
Kansas Tax-Exempt Bond Fund	0.48%(2)	0.87%(2)	1.48%(2)	N/A
Boyd Watterson Short-Term Enhanced Bond Fund	0.45%(1)	0.70%(1)	N/A	N/A
Boyd Watterson Core Plus Fund	0.45%(1)	0.80%(1)	N/A	N/A
U.S. Inflation-Indexed Fund	0.32%(1)	0.77%(1)	1.32%(1)	0.47%(1)

(1)      Effective thru March 1, 2015
(2)      Effective thru March 1, 2016

The total operating expenses of the Fund noted below was maintained at the following levels as indicated (all other Funds were maintained at the same level as in the table above):

Fund	Period	Institutional Class	Class A	Class C
Stock Fund	Prior to March 1, 2014	1.16%	1.49%	2.16%
Boyd Watterson Core Plus Fund	For the period March 1, 2014 to March 16, 2014	0.50%	0.85%	N/A

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2014:

	Stock Fund	Risk-Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund
For eligible expense reimbursements expiring:
October 31, 2014	$410,610	$—	$78,768	$256,708
October 31, 2015	506,692	—	157,237	180,063
October 31, 2016	396,489	32,376	202,350	218,447
April 30, 2017	213,186	74,224	100,450	117,996
	$1,526,977	$106,600	$538,805	$773,214

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation-Indexed Fund
For eligible expense reimbursements expiring:
October 31, 2014	$242,918	$191,208	$623,103
October 31, 2015	194,048	199,521	1,155,241
October 31, 2016	208,334	139,233	1,292,166
April 30, 2017	76,708	131,819	553,667
	$722,008	$661,781	$3,624,177

American Independence also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

American Independence has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. American Independence pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank NA, serves as the custodian for the Stock Fund, Risk-Managed Allocation Fund, Kansas Tax-Exempt Bond Fund and Boyd Watterson Core Plus Fund.

BNY Mellon Asset Servicing serves as the custodian for the International Alpha Strategies Fund, Boyd Watterson Short-Term Enhanced Bond Fund and U.S. Inflation-Indexed Fund.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Paul Brook as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets. During the six months ended April 30, 2014, a portion of the distribution or service fees were waived by the Adviser for the Class A share assets. As of April 30, 2014, the Stock Fund was assessing 0.13% of the distribution fees and assessing the full 0.25% of the shareholder servicing fees, and the Risk-Managed Allocation Fund, Kansas Tax-Exempt Bond Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund were assessing the full 0.25% distribution fees and assessing 0.13%, 0.14%, 0.00%, 0.10% and 0.20%, respectively, of the shareholder servicing fees.

The Trust, on behalf of the U.S. Inflation-Indexed Fund, has adopted a non-12b-1 Shareholder Servicing Plan that allows its Premier Class Shares to pay a shareholder servicing fee from its assets for any activities relating to certain shareholder account administrative and servicing functions to agents. The expenditures to be made by the Fund pursuant to this Plan shall not exceed an annual rate of 0.15% of the average daily value of net assets represented by such Shares.

Shareholder service fees paid to American Independence for the six months ended April 30, 2014 were as follows:

Stock Fund	$22,381
Risk-Managed Allocation Fund	6,594
International Alpha Strategies Fund	256
Kansas Tax-Exempt Bond Fund	6,745
Boyd Watterson Short-Term Enhanced Bond Fund	—
Boyd Watterson Core Plus Fund	745
U.S. Inflation-Indexed Fund	16,294

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six months ended April 30, 2014 were as follows:

	Purchases	Sales
Stock Fund	$123,730,197	$164,453,522
Risk-Managed Allocation Fund	30,058,137	21,527,555
International Alpha Strategies Fund	22,983,914	26,230,773
Kansas Tax-Exempt Bond Fund	—	46,226,526
Boyd Watterson Short-Term Enhanced Bond Fund	12,987,664	15,665,410
Boyd Watterson Core Plus Fund	5,948,584	8,773,809

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2014 were as follows:

	Purchases	Sales
Boyd Watterson Short-Term Enhanced Bond Fund	$—	$1,655,202
Boyd Watterson Core Plus Fund	16,154,999	17,396,459
U.S. Inflation-Indexed Fund	281,696,415	380,202,187

6.	Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.	Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2010-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Stock Fund	Risk-Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation	$15,047,852	$488,131	$8,498,000	$9,400,819
Gross unrealized depreciation	(1,639,893)	(159,364)	(1,193,568)	(1,413,906)
Net unrealized appreciation (depreciation) on investments	$13,407,959	$328,767	$7,304,432	$7,986,913
Cost of investments	$120,527,572	$19,443,121	$54,824,781	$190,506,841

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information: (Continued)

	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation-Indexed Fund
Gross unrealized appreciation	$173,199	$1,975,902	$2,026,251
Gross unrealized depreciation	(22,478)	(669,296)	(2,440,261)
Net unrealized appreciation (depreciation) on investments	$150,721	$1,306,606	$(414,010)
Cost of investments	$20,986,237	$100,443,753	$218,296,751

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2013 and 2012 were as follows:

	Stock Fund		Risk-Managed Allocation Fund	International Alpha Strategies Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2013	Year Ended October 31, 2012
Distributions paid from:
Ordinary Income	$13,477,563	$609,044	$—	$1,557,545	$715,890
Net long-term capital gains	8,763,623	2,017,599	—	—	—
Total taxable distributions	22,241,186	2,626,643	—	1,557,545	715,890
Total distributions paid	$22,241,186	$2,626,643	$—	$1,557,545	$715,890

	Kansas Tax-Exempt Bond Fund		Boyd Watterson Short-Term Enhanced Bond Fund		Boyd Watterson Core Plus Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Distributions paid from:
Ordinary Income	$—	$—	$951,842	$977,878	$2,009,773	$2,202,177
Net long-term capital gains	—	—	—	—	531,973	—
Total taxable distributions	—	—	951,842	977,878	2,541,746	2,202,177
Tax exempt dividends	9,536,866	9,845,135	—	—	—	—
Total distributions paid	$9,536,866	$9,845,135	$951,842	$977,878	$2,541,746	$2,202,177

	U.S. Inflation-Indexed Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Distributions paid from:
Ordinary Income	$14,279,524	$18,236,238
Net long-term capital gains	3,864,427	—
Total taxable distributions	18,143,951	18,236,238
Total distributions paid	$18,143,951	$18,236,238

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information: (Continued)

As of October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock Fund	Risk-Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund
Undistributed ordinary income	$22,569,520	$5,442	$1,621,307	$74,638
Undistributed long-term capital gains	6,922,243	—	1,506,619	—
Tax accumulated earnings	29,491,763	5,442	3,127,926	74,638
Accumulated capital and other losses	—	(441)	—	(351,696)
Unrealized appreciation (depreciation) on investments	27,358,786	(20,691)	7,094,228	4,475,963
Unrealized appreciation (depreciation) on foreign currency	—	—	2,506	—
Total accumulated earnings (deficit)	$56,850,549	$(15,690)	$10,224,660	$4,198,905

	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation- Indexed Fund
Undistributed ordinary income	$169,183	$3,241	$282,347
Undistributed long-term capital gains	—	159,811	—
Tax accumulated earnings	169,183	163,052	282,347
Accumulated capital and other losses	(9,440,178)	—	(2,211,015)
Unrealized appreciation (depreciation) on investments	74,674	1,029,061	(11,277,581)
Unrealized appreciation/(depreciation) on securities sold short	—	—	—
Total accumulated earnings (deficit)	$(9,196,221)	$1,192,113	$(13,206,249)

As of October 31, 2013, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Stock Fund	Risk-Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation- Indexed Fund
For losses expiring October 31,
2014	$—	$—	$—	$—	$—	$—	$—
2015	—	—	—	—	2,548,173	—	—
2016	—	—	—	—	—	—	—
2017	—	—	—	—	413,411	—	—
2018	—	—	—	48,637	5,279,710	—	—
2019	—	—	—	303,059	—	—	—
Not subject to expiration:
Short-term	—	441	—	—	247,878	—	2,211,015
Long-term	—	—	—	—	951,006	—	—
	$—	$441	$—	$351,696	$9,440,178	$—	$2,211,015

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

The Boyd Watterson Short-Term Enhanced Bond Fund had a capital loss carryforward for the years expiring 2012 through 2015 which are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio. This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2013, the International Alpha Strategies Fund and Kansas Tax-Exempt Bond Fund used $3,000,759 and $485,069, respectively, of capital loss carryovers.

The Boyd Watterson Short-Term Enhanced Bond Fund had losses expiring during the fiscal year ended October 31, 2013, in the amount of $1,356,853.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

8.	Financial Futures Contracts:

The Funds, except for Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at April 30, 2014 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

9.	Options Transactions:

For hedging purposes, certain Funds (Stock Fund, Risk-Managed Allocation Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require a Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by a Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at April 30, 2014 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

10.	Investments in Derivatives:

The Funds, except for the Kansas Tax-Exempt Bond Fund and Risk-Managed Allocation Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

10.	Investments in Derivatives: (Continued)

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2014. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
U.S. Inflation-Indexed Fund	Interest rate	Variation margin	$—	Variation margin	$40,623

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2014. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)	Average Notional Value
U.S. Inflation-Indexed Fund	Interest rate	Net realized gain (loss) from futures transactions/ Net change in unrealized gain (loss) on futures	$(335,216)	$(52,140)	261	$34,897,757

(a)      Average number of contracts is based on the average of quarter end balances for the period April 30, 2013 to April 30, 2014.

11.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

12.	Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

13.	Subsequent Events:

In July 2014, the International Alpha Strategies Fund, Boyd Watterson Short-Term Enhanced Bond Fund and U.S. Inflation-Indexed Fund will be converting from BNY Mellon Asset Servicing to UMB Bank, NA for custody services.

Subsequent events occurring after April 30, 2014 have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

American Independence Funds

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2014:

Stock Fund
Portfolio Diversification	% of Net Assets
Financials	22.5%
Consumer Discretionary	15.2
Information Technology	12.4
Consumer Staples	11.4
Energy	10.9
Health Care	9.0
Industrials	8.5
Materials	5.5
Transportation	2.2
Investment Companies	1.5
Short-Term Investments	0.5
Total Investments	99.6%
Other assets in excess of liabilities	0.4
Net Assets	100.0%

Risk-Managed Allocation Fund
Portfolio Diversification	% of Net Assets
U.S. Equity Exchange Traded Product	45.9%
International Equity Exchange Traded Product	27.5
U.S. Fixed Income Exchange Traded Product	12.1
U.S. Alternatives Exchange Traded Product	11.8
Short-Term Investments	2.6
Total Investments	99.9%
Other assets in excess of liabilities	0.1
Net Assets	100.0%

International Alpha Strategies Fund
Portfolio Diversification	% of Net Assets
Financials	20.7%
Consumer Discretionary	13.9
Health Care	12.2
Industrials	10.7
Telecommunication Services	9.4
Information Technology	7.8
Energy	7.8
Materials	7.4
Consumer Staples	5.3
Short-Term Investments	2.7
Utilities	1.7
Total Investments	99.6%
Other assets in excess of liabilities	0.4
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund
Portfolio Diversification	% of Net Assets
Miscellaneous	32.9%
General Obligation	20.9
Utilities	16.9
Hospitals	12.0
Refunded Bonds	10.0
Transportation	3.0
Industrial Development Revenue	2.0
Short-Term Investments	2.0
Total Investments	99.7%
Other assets in excess of liabilities	0.3
Net Assets	100.0%

Boyd Watterson Short-Term Enhanced Bond Fund
Portfolio Diversification	% of Net Assets
Corporate Bonds	73.0%
U.S. Government Agency Pass-Through Securities	8.9
Collateralized Mortgage Obligations	5.3
Asset-Backed Securities	3.8
Investment Companies	3.6
Commercial Mortgage-Backed Securities	1.8
Preferred Stocks	1.6
Short-Term Investments	1.1
Total Investments	99.1%
Other assets in excess of liabilities	0.9
Net Assets	100.0%

Boyd Watterson Core Plus Fund
Portfolio Diversification	% of Net Assets
Corporate Bonds	46.9%
U.S. Treasury Obligations	27.8
U.S. Government Agency Pass-Through Securities	20.3
Short-Term Investments	2.2
Collateralized Mortgage Obligations	0.5
Commercial Mortgage-Backed Securities	0.3
Total Investments	98.0%
Other assets in excess of liabilities	2.0
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

U.S Inflation-Indexed Fund
Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	56.1%
U.S. Treasury Inflation-Indexed Bonds	43.1
Short-Term Investments	0.1
Total Investments	99.3%
Other assets in excess of liabilities	0.7
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2013 at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period* 11/1/2013- 4/30/2014	Expense Ratio During Period**† 11/1/2013- 4/30/2014
Stock Fund	Institutional Class Shares	$ 1,000.00	$ 1,080.90	$ 5.99	1.16%
	Class A Shares	$ 1,000.00	$ 1,079.40	$ 7.79	1.51%
	Class C Shares	$ 1,000.00	$ 1,075.80	$ 11.12	2.16%

Risk-Managed	Institutional Class Shares	$ 1,000.00	$ 1,021.70	$ 4.51	0.90%
Allocation Fund	Class A Shares	$ 1,000.00	$ 1,019.20	$ 6.41	1.28%
	Class C Shares	$ 1,000.00	$ 1,015.60	$ 9.50	1.90%

International Alpha	Institutional Class Shares	$ 1,000.00	$ 1,043.30	$ 4.81	0.95%
Strategies Fund	Class A Shares	$ 1,000.00	$ 1,040.60	$ 7.34	1.45%

Kansas Tax-Exempt	Institutional Class Shares	$ 1,000.00	$ 1,034.20	$ 2.42	0.48%
Bond Fund	Class A Shares	$ 1,000.00	$ 1,032.20	$ 4.38	0.87%
	Class C Shares	$ 1,000.00	$ 1,029.10	$ 7.45	1.48%

Boyd Watterson Short-Term	Institutional Class Shares	$ 1,000.00	$ 1,009.80	$ 2.24	0.45%
Enhanced Bond Fund	Class A Shares	$ 1,000.00	$ 1,008.50	$ 3.49	0.70%

Boyd Watterson Core	Institutional Class Shares	$ 1,000.00	$ 1,017.30	$ 2.25	0.45%
Plus Fund	Class A Shares	$ 1,000.00	$ 1,015.50	$ 4.00	0.80%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$ 1,000.00	$ 1,004.80	$ 1.59	0.32%
	Premier Class Shares	$ 1,000.00	$ 1,003.60	$ 2.33	0.47%
	Class A Shares	$ 1,000.00	$ 1,002.10	$ 3.82	0.77%
	Class C Shares	$ 1,000.00	$ 1,000.00	$ 6.55	1.32%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period* 11/1/2013- 4/30/2014	Expense Ratio During Period**† 11/1/2013- 4/30/2014
Stock Fund	Institutional Class Shares	$ 1,000.00	$ 1,019.20	$ 5.81	1.16%
	Class A Shares	$ 1,000.00	$ 1,017.50	$ 7.55	1.51%
	Class C Shares	$ 1,000.00	$ 1,014.30	$ 10.79	2.16%

Risk-Managed	Institutional Class Shares	$ 1,000.00	$ 1,020.56	$ 4.48	0.90%
Allocation Fund	Class A Shares	$ 1,000.00	$ 1,018.68	$ 6.38	1.28%
	Class C Shares	$ 1,000.00	$ 1,015.60	$ 9.47	1.90%

International Alpha	Institutional Class Shares	$ 1,000.00	$ 1,020.30	$ 4.76	0.95%
Strategies Fund	Class A Shares	$ 1,000.00	$ 1,017.80	$ 7.25	1.45%

Kansas Tax-Exempt	Institutional Class Shares	$ 1,000.00	$ 1,022.60	$ 2.41	0.48%
Bond Fund	Class A Shares	$ 1,000.00	$ 1,020.70	$ 4.36	0.87%
	Class C Shares	$ 1,000.00	$ 1,017.70	$ 7.40	1.48%

Boyd Watterson Short-Term	Institutional Class Shares	$ 1,000.00	$ 1,022.80	$ 2.26	0.45%
Enhanced Bond Fund	Class A Shares	$ 1,000.00	$ 1,021.50	$ 3.51	0.70%

Boyd Watterson Core	Institutional Class Shares	$ 1,000.00	$ 1,022.70	$ 2.26	0.45%
Plus Fund	Class A Shares	$ 1,000.00	$ 1,021.00	$ 4.01	0.80%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$ 1,000.00	$ 1,023.40	$ 1.61	0.32%
	Premier Class Shares	$ 1,000.00	$ 1,022.70	$ 2.36	0.47%
	Class A Shares	$ 1,000.00	$ 1,021.20	$ 3.86	0.77%
	Class C Shares	$ 1,000.00	$ 1,018.40	$ 6.61	1.32%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2014

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: July 7, 2014